                       Statement of Additional Information
                                dated May 1, 2003
                                for interests in

              John Hancock Variable Life Account U ("Registrant")
                       Interests are made available under

                            MEDALLION VARIABLE LIFE
               a flexible premium variable life insurance policy
                                   issued by

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

                           ("JHVLICO" OR "DEPOSITOR")

This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus may be obtained from a JHVLICO representative or by contacting the JHVLICO Servicing Office at the telephone number or address shown on the back cover of this SAI.


                               TABLE OF CONTENTS





CONTENTS OF THIS SAI                                         BEGINNING ON PAGE
Description of the Depositor. . . . . . . . . . . . . . .            2
Description of the Registrant . . . . . . . . . . . . . .            2
Services Provided by John Hancock and Affiliates. . . . .            2
Other Service Providers . . . . . . . . . . . . . . . . .            2
Principal Underwriter and Distributor . . . . . . . . . .            3
Financial Statements of Registrant and Depositor. . . . .            5

DESCRIPTION OF THE DEPOSITOR

  Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor." In this case, the Depositor is JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts, 02117. JHVLICO is authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines its affairs. JHVLICO is also subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business. JHVLICIO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which JHVLICO is subject, however, does not provide a guarantee as to such matters.

  JHVLICO is a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2002, John Hancock's assets were approximately $88 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable JHVLICO to meet its reserve requirements and expenses in connection with its business. John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

DESCRIPTION OF THE REGISTRANT

  Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant." In this case, the Registrant is John Hancock Variable Life Account U (the "Account"), a separate account established by JHVLICO under Massachusetts law. The variable investment options shown on page 1 of the prospectus are in fact subaccounts of the Account. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of JHVLICO.

  The Account's assets are JHVLICO's property. Each policy provides that amounts JHVLICO holds in the Account pursuant to the policies cannot be reached by any other persons who may have claims against JHVLICO.

  New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

SERVICES PROVIDED BY JOHN HANCOCK AND AFFLIATES

  The administration of all policies issued by JHVLICO and of all registered separate accounts organized by JHVLICO is provided by John Hancock, either directly or through wholly-owned subsidiaries such as John Hancock Signature Services, Inc. Neither JHVLICO nor the separate accounts are assessed any charges for such services.

OTHER SERVICE PROVIDERS

  Until March 1, 2002, John Hancock provided all custodianship and depository services for the Registrant. As of March 1, 2002, those services were outsourced to State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.

  Ernst & Young LLP, independent auditors, have audited the financial statements of the Registrant at December 31, 2002 and for each of the periods indicated therein, as set forth in their report. These financial statements are included in this Statement of Additional Information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Ernst & Young LLP's address is 200 Clarendon Street, Boston, Massachusetts 02116.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

  Signator Investors, Inc.("Signator"), a subsidiary of John Hancock, acts as principal distributor of the policies sold through the prospectus to which this SAI relates. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117.

  You can purchase a policy through representatives of broker-dealers and certain financial institutions who have entered into selling agreements with Signator and JHVLICO. JHVLICO pay compensation to these broker-dealers for promoting, marketing and selling JHVLICO products through their representatives who are authorized by applicable law to sell variable life insurance polices. In turn, the broker-dealers pay a portion of the compensation to these representatives, under their own arrangements. The most common schedule of gross commissions (inclusive of overrides and expense allowance payments paid to such broker-dealers and financial institutions) for minimum face amounts of less than $250,000 is as follows:

   . 97.50% of the Target Premium paid in the first policy year plus 5.85% of any excess premium payments,

   . 6% of the Target Premium paid in each of policy years 2 through 4 plus 3% of any excess premium payments, and

   . 3% of all premiums paid in policy years 5 through 10.

  In situations where the broker-dealer provides some or all of the additional marketing services required, JHVLICO pays an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, JHVLICO may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less policy loans in policy years 2 and thereafter. For limited periods of time, JHVLICO may pay additional compensation to broker-dealers or financial institutions as part of special sales promotions.

  Signator also pays its branch office principals, who are also independent general agents of ours, for sales of the policies to Signator customers. In turn, the branch office principals pay a portion of their compensation to their assigned marketing representatives, under their own arrangements. The most common schedule of gross commission (inclusive of overrides and expense allowance payments paid to such branch office principals) is as follows:

   . 89% of the Target Premium paid in the first policy year, 11% of the Target Premium paid in each of policy years 2 through 4, and 3% of the Target Premium paid in each policy year thereafter,

   . 5.89% of any premium paid in the first policy year in excess of the Target Premium, and

   . 3% to 3.25% of any premium paid in any other policy year in excess of the Target Premium.

  Representatives who meet certain productivity and persistency standards may be eligible for additional compensation. From time to time, Signator, at its expense, may provide significant additional amounts to financial services firms which sell or arrange for the sale of the policies. Such amounts may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, and/or other events or activities sponsored by the financial services firms.

  JHVLICO offers these contracts on a continuous basis, but Signator is not obligated to sell any particular amount of policies. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, and John Hancock Variable Life Accounts S, V and UV, all of which are registered under the 1940 Act. Signator is also the principal underwriter for the John Hancock Variable Series Trust I.

  JHVLICO reimburses Signator for certain direct and indirect expenses actually incurred in connection with the marketing of these contracts. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  The aggregate dollar amount paid to Signator by JHVLICO for each of the last three years is as follows:

2002. . .       $100,282,138
2001. . .       $114,921,206
2000. . .       $121,926,879

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivatives.




                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 14, 2003

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS



                                                             December 31
                                                           2002        2001
                                                         ---------  -----------
                                                            (in millions)
Assets
Investments - Notes 3 and 4
Fixed maturities:
 Held-to-maturity - at amortized cost (fair value: 2002
  - $83.3; 2001 - $82.1) . . . . . . . . . . . . . . .   $    83.8   $    83.7
 Available-for-sale - at fair value (cost: 2002 -
  $2,949.3; 2001 - $2,391.9) . . . . . . . . . . . . .     3,011.3     2,412.5
Equity securities:
 Available-for-sale - at fair value (cost: 2002 -
  $11.1; 2001 - $12.1) . . . . . . . . . . . . . . . .        11.9        13.1
Mortgage loans on real estate. . . . . . . . . . . . .       668.4       580.9
Real estate. . . . . . . . . . . . . . . . . . . . . .        20.4        20.6
Policy loans . . . . . . . . . . . . . . . . . . . . .       359.4       352.0
Short-term investments . . . . . . . . . . . . . . . .         0.1          --
Other invested assets. . . . . . . . . . . . . . . . .        88.8        39.6
                                                         ---------   ---------
 Total Investments . . . . . . . . . . . . . . . . . .     4,244.1     3,502.4
Cash and cash equivalents. . . . . . . . . . . . . . .       202.9       115.4
Accrued investment income. . . . . . . . . . . . . . .        70.1        60.8
Premiums and accounts receivable . . . . . . . . . . .         3.8        12.5
Deferred policy acquisition costs. . . . . . . . . . .     1,164.8     1,060.8
Reinsurance recoverable - Note 6 . . . . . . . . . . .       149.2       110.4
Other assets . . . . . . . . . . . . . . . . . . . . .       122.9       121.8
Separate account assets. . . . . . . . . . . . . . . .     5,883.7     6,729.1
                                                         ---------   ---------
 Total Assets. . . . . . . . . . . . . . . . . . . . .   $11,841.5   $11,713.2
                                                         =========   =========



The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             December 31,
                                                           2002        2001
                                                         ---------  -----------
                                                            (in millions)
Liabilities and Shareholder's Equity
Liabilities
Future policy benefits . . . . . . . . . . . . . . . .   $ 4,068.7   $ 3,335.4
Policyholders' funds . . . . . . . . . . . . . . . . .         3.3         3.0
Unearned revenue . . . . . . . . . . . . . . . . . . .       243.5       221.0
Unpaid claims and claim expense reserves . . . . . . .        24.7        25.0
Dividends payable to policyholders . . . . . . . . . .         0.4         0.3
Income taxes - Note 5. . . . . . . . . . . . . . . . .       229.8       191.1
Other liabilities. . . . . . . . . . . . . . . . . . .       298.5       242.7
Separate account liabilities . . . . . . . . . . . . .     5,883.7     6,729.1
                                                         ---------   ---------
 Total Liabilities . . . . . . . . . . . . . . . . . .    10,752.6    10,747.6
Shareholder's Equity - Note 8
Common stock, $50 par value; 50,000 shares authorized
 and outstanding . . . . . . . . . . . . . . . . . . .         2.5         2.5
Additional paid in capital . . . . . . . . . . . . . .       572.4       572.4
Retained earnings. . . . . . . . . . . . . . . . . . .       492.6       377.8
Accumulated other comprehensive income . . . . . . . .        21.4        12.9
                                                         ---------   ---------
 Total Shareholder's Equity. . . . . . . . . . . . . .     1,088.9       965.6
                                                         ---------   ---------
 Total Liabilities and Shareholder's Equity. . . . . .   $11,841.5   $11,713.2
                                                         =========   =========



The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME



                                                   Years Ended December 31,
                                                    2002      2001      2000
                                                   --------  -------  ---------
                                                         (in millions)
Revenues
Premiums . . . . . . . . . . . . . . . . . . . .   $ 58.5    $ 60.1    $ 28.6
Universal life and investment-type product
 charges . . . . . . . . . . . . . . . . . . . .    356.0     365.4     337.1
Net investment income - Note 3 . . . . . . . . .    270.1     227.0     213.4
Net realized investment and other gains (losses),
 net of related amortization of deferred policy
 acquisition costs of $(7.5), $(1.5) and $(3.8),
 respectively - Notes 1, 3, and 9. . . . . . . .    (20.8)     (9.0)    (10.6)
Other revenues . . . . . . . . . . . . . . . . .      1.3      24.0       0.2
                                                   ------    ------    ------
Total revenues . . . . . . . . . . . . . . . . .    665.1     667.5     568.7

Benefits and expenses
Benefits to policyholders. . . . . . . . . . . .    344.1     294.1     248.6
Other operating costs and expenses . . . . . . .     69.0      76.2     116.8
Amortization of deferred policy acquisition
 costs, excluding amounts related to net realized
 investment and other gains (losses) of $(7.5),
 $(1.5) and $(3.8), respectively - Notes 1, 3 and
 9 . . . . . . . . . . . . . . . . . . . . . . .     60.0      67.1      34.0
Dividends to policyholders . . . . . . . . . . .     18.8      21.4      26.1
                                                   ------    ------    ------

Total benefits and expenses. . . . . . . . . . .    491.9     458.8     425.5
                                                   ------    ------    ------

Income before income taxes and cumulative effect
 of accounting change. . . . . . . . . . . . . .    173.2     208.7     143.2

Income taxes - Note 5. . . . . . . . . . . . . .     58.4      62.2      43.8
                                                   ------    ------    ------

Income before cumulative effect of accounting
 change. . . . . . . . . . . . . . . . . . . . .    114.8     146.5      99.4

Cumulative effect of accounting change, net of
 tax . . . . . . . . . . . . . . . . . . . . . .       --      (1.6)       --
                                                   ------    ------    ------

Net income . . . . . . . . . . . . . . . . . . .   $114.8    $144.9    $ 99.4
                                                   ======    ======    ======



The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                            AND COMPREHENSIVE INCOME


                                                       Accumulated
                                Additional                Other          Total
                        Common   Paid In    Retained  Comprehensive  Shareholder's   Outstanding
                        Stock    Capital    Earnings     Income         Equity         Shares
                        ------  ----------  --------  -------------  -------------  -------------
                                        (in millions, except for share amounts)

Balance at January 1,
 2000 . . . . . . . .    $2.5     $572.4     $133.5      $(13.4)       $  695.0         50.0

Comprehensive income:
Net income. . . . . .                          99.4                        99.4
Other comprehensive
 income,
 net of tax:
 Net unrealized gains                                      11.2            11.2
                                                                       --------
Comprehensive income                                                      110.6
                         ----     ------     ------      ------        --------         ----
Balance at December
 31, 2000 . . . . . .    $2.5     $572.4     $232.9      $ (2.2)       $  805.6         50.0
                         ====     ======     ======      ======        ========         ====

Comprehensive income:
Net income. . . . . .                         144.9                       144.9
Other comprehensive
 income,
 net of tax:
 Net unrealized gains                                       7.9             7.9
                                                                       --------
Comprehensive income.                                                     152.8
Change in accounting
 principle. . . . . .                                       7.2             7.2
                         ----     ------     ------      ------        --------         ----
Balance at December
 31, 2001 . . . . . .    $2.5     $572.4     $377.8      $ 12.9        $  965.6         50.0
                         ====     ======     ======      ======        ========         ====

Comprehensive income:
 Net income . . . . .                         114.8                       114.8
Other comprehensive
 income, net of tax:
 Net unrealized gains                                      10.0            10.0
 Cash Flow Hedges . .                                      (1.5)           (1.5)
                                                                       --------
Comprehensive income.                                                     123.3
                         ----     ------     ------      ------        --------         ----
Balance at December
 31, 2002 . . . . . .    $2.5     $572.4     $492.6      $ 21.4        $1,088.9         50.0
                         ====     ======     ======      ======        ========         ====


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS



                                                Years Ended December 31,
                                               2002        2001        2000
                                             ----------  ----------  ----------
                                                      (in millions)
Cash flows from operating activities:
 Net income                                  $   114.8   $   144.9    $  99.4
   Adjustments to reconcile net income to
    net cash (used in) provided by
    operating activities:
    Amortization of discount - fixed
     maturities. . . . . . . . . . . . . .        (0.3)       (0.4)      (1.9)
    Net realized investment and other
     losses. . . . . . . . . . . . . . . .        20.8         9.0       10.6
    Change in deferred policy acquisition
     costs . . . . . . . . . . . . . . . .      (124.6)      (74.1)    (141.5)
    Depreciation and amortization. . . . .         1.3         0.3        1.9
    Increase in accrued investment income.        (9.3)       (8.6)     (10.2)
    Decrease (increase) in premiums and
     accounts receivable . . . . . . . . .         8.7        (5.5)       0.3
    (Increase) decrease in other assets and
     other liabilities, net. . . . . . . .       (28.0)     (159.2)      70.7
    (Decrease) increase in policy
     liabilities and accruals, net . . . .       (53.3)      289.1     (401.1)
    Increase in income taxes . . . . . . .        33.5       118.7       22.5
                                             ---------   ---------    -------
    Net cash (used in) provided by
     operating activities. . . . . . . . .       (36.4)      314.2     (349.3)
Cash flows from investing activities:
 Sales of:
   Fixed maturities available-for-sale . .       460.2       184.6      194.6
   Equity securities available-for-sale. .         7.4         6.0        1.0
   Real estate . . . . . . . . . . . . . .         0.3         3.3        0.2
   Short-term investments and other
    invested assets                                 --          --        1.3
 Maturities, prepayments and scheduled
  redemptions of:
   Fixed maturities held-to-maturity . . .         3.2         4.5       79.9
   Fixed maturities available-for-sale . .       155.7       180.4       91.5
   Short-term investments and other
    invested assets. . . . . . . . . . . .        24.9        46.5       10.1
   Mortgage loans on real estate . . . . .        90.7        66.4       85.6
 Purchases of:
   Fixed maturities held-to-maturity . . .        (3.1)       (5.1)    (127.2)
   Fixed maturities available-for-sale . .    (1,174.5)   (1,112.3)    (424.7)
   Equity securities available-for-sale. .        (3.9)       (6.1)      (0.6)
   Real estate . . . . . . . . . . . . . .        (0.1)       (0.6)      (0.4)
   Short-term investments and other
    invested assets. . . . . . . . . . . .       (73.3)      (39.6)     (38.8)
   Mortgage loans on real estate issued. .      (170.4)      (85.0)    (100.5)
   Other, net. . . . . . . . . . . . . . .       (10.1)      (25.6)     (41.5)
                                             ---------   ---------    -------
    Net cash used in investing activities.   $  (693.0)  $  (782.6)   $(269.5)



The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                 Years Ended December 31,
                                                2002       2001        2000
                                              ---------  ---------  -----------
                                                      (in millions)
Cash flows from financing activities:
 Universal life and investment-type contract
  deposits. . . . . . . . . . . . . . . . .   $1,232.1   $1,220.7    $1,067.2
 Universal life and investment-type contract
  maturities and withdrawals. . . . . . . .     (415.2)    (914.2)     (430.7)
                                              --------   --------    --------
 Net cash provided by financing activities.      816.9      306.5       636.5
                                              --------   --------    --------
 Net increase (decrease) in cash and cash
  equivalents . . . . . . . . . . . . . . .       87.5     (161.9)       17.7
Cash and cash equivalents at beginning of
 year . . . . . . . . . . . . . . . . . . .      115.4      277.3       259.6
                                              --------   --------    --------
Cash and cash equivalents at end of year. .   $  202.9   $  115.4    $  277.3
                                              ========   ========    ========



The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Note 1 - Summary of Significant Accounting Policies


Business

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of independent general agencies, supported by John Hancock, and a direct brokerage system that markets directly to external independent brokers.
 Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.


Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included
in other invested assets.   Special purpose entities (SPEs) in which the Company
does not have a controlling financial interest are accounted for under guidance appropriate to each relationship.


Reorganization and Initial Public Offering

Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock Mutual Life Insurance Company changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102.0 million shares of common stock were issued at a price of $17.00 per share.


Investments

The Company classifies its debt and equity investment securities into one of two categories: held-to-maturity, or available-for-sale. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholders' equity, net of related amortization of deferred policy acquisition costs, and applicable taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Equity securities include common stock and non-redeemable preferred stock, and are classified as available for sale. Equity securities that have readily determinable fair values are carried at fair value. Unrealized gains and losses on equity securities are reflected in shareholder's equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses.
 When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses).
 Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.
  The carrying value of the Company's real estate to be disposed of was $10.6 million at December 31, 2002 and 2001, and is reported in real estate in the investment section of the consolidated balance sheets.

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments are carried at amortized cost, which approximates fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.


Derivative Financial Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates and equity market prices, and also to manage the duration of assets and liabilities. All derivative instruments are carried on the consolidated balance sheets at fair value.

In certain cases, the Company uses hedge accounting as allowed by Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments as well as the offsetting changes in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change will be recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiry or sale of the hedged item, a final fair value change for the hedged item will be recorded in net realized investment and other gains (losses), as well as offsetting changes in fair value for the derivative.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Basis adjustments are amortized into income through net realized investment and other gains (losses). For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss will continue to be reported in other comprehensive income and then reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the accumulated derivative gain or loss included in other comprehensive income would be immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).


Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.


Deferred Policy Acquisition Costs

Deferred Acquisition Costs (DAC) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2002, the Company's DAC costs are deemed recoverable.

Similarly, any amounts assessed as initiation fees, or front-end loads, are
recorded as unearned revenue.   For non-participating term life insurance
products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs and unearned revenues are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins.

In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity returns. The Company also assumes that historical variances from the long term rate will reverse over the next five year period. The resulting rates for the next five years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period. At December 31, 2002, the average discount rate was 6.2% and the total amortization period life was 30 years for universal life products.

As of September 30, 2002, the Company changed several future assumptions with respect to the expected gross profits in its variable life and variable annuity businesses. First, we lowered the long-term growth rate assumption from 9%, to 8%, gross of fees. Second, we lowered the average rates for the next five years from the mid-teens to 13%. In addition, we increased certain fee rates on these policies (the variable series trust (VST) fee increase). These three changes are referred to collectively as the Q3 unlocking. The direct effect of the Q3 unlocking at September 30, 2002 was an acceleration of amortization of DAC of $15.1 million in the variable annuity business in the Asset Gathering Segment and $10.2 million (net of $10.4 million of unearned revenue and $1.3 million in policy benefit reserves) in the variable life business in the Protection Segment. The impact on net income of the Q3 unlocking a reduction of approximately $16.5 million. Total amortization of DAC, including the acceleration of amortization of DAC mentioned above, was $60.0 million, $67.1 million and $34.0 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Amortization of DAC is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of DAC; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of DAC as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.


Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.


Value of Business Acquired

The Company records intangible assets representing the present value of estimated future profits of insurance policies inforce related to businesses acquired. These assets are recorded as the value of business acquired (VOBA), and are included in other assets in the consolidated balance sheets. VOBA is amortized over the related policy periods, up to 30 years. VOBA amortization expense is recognized each period in proportion to the change in the present value of expected gross profits, or in proportion to the recognition of premiums related to the policies acquired, depending on the nature of the policies acquired. Refer to Note 11 - Value of Business Acquired for presentation of summarized financial information regarding VOBA.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Separate Accounts

Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to principal guarantees and minimum guaranteed rates of return. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.


Future Policy Benefits and Policyholders' Funds

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 6.3%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue.

Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.0% to 8.3% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 8.0% for universal life products.


Participating Insurance

Participating business represents approximately 5.4% and 7.6% of the Company's life insurance in-force at December 31, 2002 and 2001, respectively.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Revenue Recognition

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship with insurance in force or, for annuities, the amount of expected future benefit payments.


Federal Income Taxes

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.


Foreign Currency Translation

Gains or losses on foreign currency transactions are reflected in earnings.


Cumulative Effect of Accounting Changes

On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax benefit of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).


Recent Accounting Pronouncements


FASB Derivative Implementation Group Issue No. 36 - Embedded Derivatives:
 Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument

In February 2002, the Derivative Implementation Group (DIG) exposed for comment SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36 modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation.
 DIG B 36 is not expected to be finalized by the FASB until the second quarter of 2003.

If DIG B36 is finalized in its current form, the Company has determined that certain of its reinsurance receivables/ (payables) would contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the related embedded derivatives in these products. Management believes that the embedded derivatives would not have a material impact on the Company's consolidated financial positions, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

FASB Interpretation 46 - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51," (FIN 46) which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," (ARB No. 51) to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.
  Such entities are known as variable interest entities (VIEs).

Controlling financial interests of a VIE are identified by the exposure of a party to the VIE to a majority of either the expected losses or residual rewards of the VIE, or both. Such parties are primary beneficiaries of the VIE and FIN 46 requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46 also requires new disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46 apply immediately to VIEs created after January 31, 2003 and to VIEs in which an enterprise obtains an interest after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003.

The Company does not believe it is reasonably possible that any of its relationships with VIEs would lead to the Company consolidating any of them.
 The Company also estimates that none of its relationships with VIEs are significant to the Company.


SFAS No. 148 - Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123." SFAS No. 148 provides alternative methods of transition for a voluntary change to the fair value method of accounting for stock-based employee compensation which is an optional alternative method of accounting presented in SFAS No. 123, "Accounting for Stock Based Compensation." In addition, SFAS No. 148 amends the disclosure requirements of SFAS No. 123 to require more prominent disclosures in both annual and interim financial statements about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. SFAS No. 148's amendment of the transition and annual disclosure provisions of SFAS No. 123 is effective for fiscal years ending after December 2002. SFAS No. 148 is relevant to the Company to the extent that the Company is allocated stock-based compensation expenses from JHFS, its ultimate corporate parent, which conducts stock-based compensation programs. JHFS will adopt the fair value provisions of SFAS No. 123 as of January 1, 2003 and utilize the transition provisions described in SFAS No. 148, on a prospective basis to awards granted after December 31, 2002. Adoption by JHFS of the fair value provisions of SFAS No. 123 will have a material impact on JHFS' net income, and on the Company's net income. JHFS has adopted the disclosure provisions of SFAS No. 148.

For the periods covered by this report, Accounting Principles Board Opinion
(APB) No. 25, "Accounting for Stock Issued to Employees" was applied by JHFS. APB No. 25 provides guidance on how to account for the issuance of stock and stock options to employees. JHFS adopted APB No. 25 upon its demutualization and IPO effective February 1, 2000. Compensation cost for stock options, if any, is measured as the excess of the quoted market price of the JHFS's stock at the date of grant over the amount an employee must pay to acquire the stock. Compensation cost is recognized over the requisite vesting periods based on market value on the date of grant. APB No. 25 was amended by SFAS No. 123 to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used. On March 31, 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation, an interpretation of APB No. 25" (FIN 44). FIN 44 clarifies guidance for certain issues that arose in the application of APB No. 25. JHFS was required to adopt the Interpretation on July 1, 2000. FIN 44 did not have a material impact on the JHFS's or the Company's results of operations or financial position.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

FASB Interpretation No. 45 - Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN 45). FIN 45 requires certain types of guarantees to be recorded by the guarantor as liabilities, at fair value. This differs from current practice, which generally requires recognition of a liability only when a potential loss is deemed to be probable and is reasonably estimable in amount. FIN 45 does not apply to guarantees that are accounted for under existing insurance accounting principles. FIN 45 requires more extensive disclosures of certain other types of guarantees, including certain categories of guarantees which are already accounted for under specialized accounting principles, such as SFAS No. 133, even when the likelihood of making any payments under the guarantee is remote. As of December 31, 2002, the Company performed a review of its contractual obligations and found none which fall under the scope of FIN 45.


Issue 01-10 - Accounting for the Impact of the Terrorist Attacks of September 11, 2001

In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.


SFAS No. 142 - Goodwill and Other Intangible Assets

In January 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 was effective January 1, 2002. The Company has no goodwill, or other purchased indefinite-lived intangible assets subject to SFAS No. 142 and, therefore, the adoption of SFAS No. 142 had no impact on the Company's results of operations or financial position.


SFAS No. 141, Business Combinations

In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 was effective for business combinations initiated after June 30, 2001. The adoption of SFAS No. 141 did not have a material effect on the Company's results of operations or financial position.


Issue No. 99-20 - Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

SFAS No. 140 - Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.


Codification

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and IPL use to prepare their statutory-basis financial statements. The states of domicile of the Company and IPL have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and decreased IPL's statutory-basis capital and surplus. The Company and IPL remain in compliance with all regulatory and contractual obligations.


Note 2 - Related Party Transactions

John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in deferred acquisition costs on the Company's balance sheets, net investment income and other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $161.8 million, $155.1 million and $170.6 million for the year ended December 31, 2002, 2001 and 2000, respectively. As of December 31, 2002 and 2001, respectively, the Company owed John Hancock $15.2 million and $17.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

In 2001 the Company sold $200 million of corporate owned life insurance (COLI) to John Hancock to provide insurance coverage on key management employees of John Hancock. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development. No such transaction occurred in 2002.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $1.4 million, $11.8 million and $24.2 million of cash for tax, commission and expense allowances for the years ended December 31, 2002, 2001 and 2000, respectively. This agreement decreased the Company's gain from operations before income taxes by $1.1 million, $1.7 million and $0.9 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $115.2 million and $107.5 million as of December 31, 2002 and 2001, respectively. This agreement had no impact on the Company's gain from operations before income taxes.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million, $0.4 million and $1.0 million from the Company in 2002, 2001 and 2000, respectively. This agreement decreased the Company's gain from operations before income taxes by $0.8 million, $0.8 million and $1.1 million in 2002, 2001, and 2000, respectively.

At December 31, 2002 and 2001, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2002 and 2001, the Company had no outstanding borrowings under this agreement.

John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $ 9.3 million, $10.4 million and $16.0 million in 2002, 2001 and 2000, respectively. The pension plan prepaid expense allocated to the Company amounted to $72.6 million and $64.3 million in 2002 and 2001, respectively.


Note 3 - Investments

The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:



                                                    Years Ended December 31,
                                                     2002     2001      2000
                                                    -------  -------  ---------
                                                         (in millions)
Net Investment Income
 Fixed maturities . . . . . . . . . . . . . . . .   $201.3   $160.1    $138.5
 Equity securities. . . . . . . . . . . . . . . .      0.1      0.3       0.2
 Mortgage loans on real estate. . . . . . . . . .     46.8     42.3      44.3
 Real estate. . . . . . . . . . . . . . . . . . .      4.5      2.3       4.1
 Policy loans . . . . . . . . . . . . . . . . . .     20.9     21.1      17.1
 Short-term investments . . . . . . . . . . . . .      1.6      6.3      19.4
 Other. . . . . . . . . . . . . . . . . . . . . .      2.5      3.3       1.1
                                                    ------   ------    ------
 Gross investment income. . . . . . . . . . . . .    277.7    235.7     224.7
   Less investment expenses . . . . . . . . . . .      7.6      8.7      11.3
                                                    ------   ------    ------
    Net investment income . . . . . . . . . . . .   $270.1   $227.0    $213.4
                                                    ======   ======    ======

Net Realized Investment and other Gains (Losses),
 Net of Related Amortization of Deferred Policy
 Acquisition Costs
 Fixed maturities . . . . . . . . . . . . . . . .   $(39.9)  $(25.1)   $(16.0)
 Equity securities. . . . . . . . . . . . . . . .      2.5      3.8       0.8
 Mortgage loans on real estate and real estate. .      0.8     (1.2)     (2.3)
 Derivatives and other invested assets. . . . . .      8.3     12.0       3.1
 Amortization adjustment for deferred policy
  acquisition costs . . . . . . . . . . . . . . .      7.5      1.5       3.8
                                                    ------   ------    ------
 Net realized investment and other gains (losses),
  net of related amortization of deferred policy
  acquisition costs . . . . . . . . . . . . . . .   $(20.8)  $ (9.0)   $(10.6)
                                                    ======   ======    ======



Gross gains of $12.7 million, $6.5 million, and $1.5 million and gross losses of $13.3 million, $3.3 million, and $6.0 million in 2002, 2001 and 2000, respectively, were realized on the sale of available-for-sale securities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:



                                               Gross       Gross
                                  Amortized  Unrealized  Unrealized     Fair
                                    Cost       Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (in millions)
December 31, 2002
Held-to-Maturity:
 Corporate securities . . . . .   $   72.8     $  0.2     $ (0.8)     $   72.2
 Mortgage-backed securities . .       11.0        0.4       (0.3)         11.1
                                  --------     ------     ------      --------
   Total. . . . . . . . . . . .   $   83.8     $  0.6     $ (1.1)     $   83.3
                                  ========     ======     ======      ========
Available-for-Sale:
 Corporate securities . . . . .   $2,426.5     $127.3     $(82.3)     $2,471.5
 Mortgage-backed securities . .      489.9       28.6      (14.1)        504.4
 Obligations of states and
  political subdivisions. . . .        6.2        0.3         --           6.5
 Debt securities issued by
  foreign governments . . . . .        3.6        0.3       (0.1)          3.8
 U.S. Treasury securities and
  obligations of U.S.
  government corporations and
  agencies. . . . . . . . . . .       23.1        2.0         --          25.1
                                  --------     ------     ------      --------
 Total fixed maturities . . . .    2,949.3      158.5      (96.5)      3,011.3
 Equity securities. . . . . . .       11.1        0.9       (0.1)         11.9
                                  --------     ------     ------      --------
   Total. . . . . . . . . . . .   $2,960.4     $159.4     $(96.6)     $3,023.2
                                  ========     ======     ======      ========





                                               Gross       Gross
                                  Amortized  Unrealized  Unrealized     Fair
                                    Cost       Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (in millions)
December 31, 2001
Held-to-Maturity:
 Corporate securities . . . . .   $   65.0     $  --       $ 0.8      $   64.2
 Mortgage-backed securities . .       18.7       0.2         1.0          17.9
                                  --------     -----       -----      --------
   Total fixed maturities
    held-to-maturity. . . . . .   $   83.7     $ 0.2       $ 1.8      $   82.1
                                  ========     =====       =====      ========
Available-for-Sale:
 Corporate securities . . . . .   $1,867.5     $67.5       $44.2      $1,890.8
 Mortgage-backed securities . .      296.7       6.3         4.7         298.3
 Obligations of states and
  political subdivisions. . . .        0.9        --          --           0.9
 Debt securities issued by
  foreign governments . . . . .        7.2       0.5          --           7.7
 U.S. Treasury securities and
  obligations of U.S.
  government corporations and
  agencies. . . . . . . . . . .      219.6       1.1         5.9         214.8
                                  --------     -----       -----      --------
 Total. . . . . . . . . . . . .    2,391.9      75.4        54.8       2,412.5
 Equity securities. . . . . . .       12.1       1.5         0.5          13.1
                                  --------     -----       -----      --------
   Total. . . . . . . . . . . .   $2,404.0     $76.9       $55.3      $2,425.6
                                  ========     =====       =====      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below:



                                                         Amortized      Fair
                                                            Cost       Value
                                                         ----------  ----------
                                                            (in millions)
Held-to-Maturity:
Due in one year or less. . . . . . . . . . . . . . . .    $    2.3    $    2.3
Due after one year through five years. . . . . . . . .         2.8         2.9
Due after five years through ten years . . . . . . . .        15.6        15.6
Due after ten years. . . . . . . . . . . . . . . . . .        52.1        51.4
                                                          --------    --------
Mortgage-backed securities . . . . . . . . . . . . . .        11.0        11.1
                                                          --------    --------
Total. . . . . . . . . . . . . . . . . . . . . . . . .    $   83.8    $   83.3
                                                          ========    ========
Available-for-Sale:
Due in one year or less. . . . . . . . . . . . . . . .    $  146.0    $  148.0
Due after one year through five years. . . . . . . . .       868.7       892.8
Due after five years through ten years . . . . . . . .       969.3       989.5
Due after ten years. . . . . . . . . . . . . . . . . .       475.4       476.6
                                                          --------    --------
Mortgage-backed securities . . . . . . . . . . . . . .       489.9       504.4
                                                          --------    --------
Total. . . . . . . . . . . . . . . . . . . . . . . . .    $2,949.3    $3,011.3
                                                          ========    ========



Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2002 and 2001, $169.9 million and $300.0 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.



                                Balance at                          Balance at
                                Beginning                              End
                                 of Year    Additions  Deductions    of Year
                                ----------  ---------  ----------  ------------
                                                (in millions)
Year ended December 31, 2002
 Mortgage loans on real estate     $5.5         --        $2.6         $2.9
 Real estate to be disposed of      0.8         --         0.8           --
                                   ----       ----        ----         ----
 Total. . . . . . . . . . . .      $6.3         --        $3.4         $2.9
                                   ====       ====        ====         ====
Year ended December 31, 2001
 Mortgage loans on real estate     $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of      0.7        0.1          --          0.8
                                   ----       ----        ----         ----
 Total. . . . . . . . . . . .      $5.7       $1.8        $1.2         $6.3
                                   ====       ====        ====         ====
Year ended December 31, 2000
 Mortgage loans on real estate     $3.8       $1.2        $ --         $5.0
 Real estate to be disposed of       --        0.7          --          0.7
                                   ----       ----        ----         ----
 Total. . . . . . . . . . . .      $3.8       $1.9        $ --         $5.7
                                   ====       ====        ====         ====



At December 31, 2002 and 2001 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:



                                                               December 31,
                                                               2002     2001
                                                             --------  --------
                                                              (in millions)
Impaired mortgage loans on real estate with provision for
 losses. . . . . . . . . . . . . . . . . . . . . . . . . .      --      $ 2.4
Provision for losses . . . . . . . . . . . . . . . . . . .      --       (1.2)
                                                                -       -----
Net impaired mortgage loans on real estate . . . . . . . .      --      $ 1.2
                                                                =       =====



The average investment in impaired loans and the interest income recognized on impaired loans were as follows:



                                                    Years Ended December 31,
                                                     2002      2001      2000
                                                   --------  --------  --------
                                                         (in millions)
Average recorded investment in impaired loans. .     $1.2      $3.3      $2.1
Interest income recognized on impaired loans . .       --       0.5       0.3



The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Restructured mortgage loans aggregated $3.5 million as of December 31, 2002 and
$3.3 million as of December 31, 2001.   The expected gross interest income that
would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded was as follows:



                                                    Years Ended December 31,
                                                   -------------------------
                                                     2002      2001      2000
                                                   --------  --------  --------
                                                         (in millions)
Expected . . . . . . . . . . . . . . . . . . . .     $0.3      $0.4      $0.2
Actual . . . . . . . . . . . . . . . . . . . . .      0.2       0.4       0.2



At December 31, 2002, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:



                          Carrying     Geographic                  Carrying
Property Type              Amount      Concentration                Amount
----------------------  -------------  -----------------------  ---------------
                        (in millions)                            (in millions)
Apartments. . . . . .      $109.8      East North Central . .       $ 80.2
Hotels. . . . . . . .        24.7      East South Central . .         26.1
Industrial. . . . . .        84.4      Middle Atlantic. . . .         62.3
Office buildings  . .       179.0      Mountain . . . . . . .         42.8
Retail. . . . . . . .        76.9      New England. . . . . .         46.6
Mixed Use . . . . . .          --      Pacific. . . . . . . .        135.5
Agricultural. . . . .        11.4      South Atlantic . . . .        186.3
Other . . . . . . . .       174.0      West North Central . .         23.9
                             11.1      West South Central . .         64.4
                                       Canada/Other . . . . .          3.2
Allowance for losses.        (2.9)     Allowance for losses .         (2.9)
                           ------                                   ------
Total . . . . . . . .      $668.4      Total. . . . . . . . .       $668.4
                           ======                                   ======



Bonds with amortized cost of $26.9 million were non-income producing for year ended December 31, 2002.

No depreciation expense on investment real estate was realized for the year ended December 31, 2002. Depreciation expense on investment real estate was $0.3 million in 2001 and $0.6 million in 2000. Accumulated depreciation was $2.8 million, and $2.8 million at December 31, 2002, and 2001, respectively.


Note 4 - Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2002 and 2001 was $6.4 million and $16.7 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2002 and 2001 was $ $45.8 million and $12.0 million and appears on the consolidated balance sheet in other liabilities.


Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

At December 31, 2002 and 2001, the Company recognized net gains of $0.9 million and net losses of $3.0 million, related to the ineffective portion of its fair value hedges, and no net gain and a net loss of $0.1 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2002, all of the Company's hedged firm commitments qualified as fair value hedges.


Cash Flow Hedges

The Company used interest rate cap and floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

At December 31, 2002 and 2001, the Company recognized no gains or losses related to the ineffective portion of its cash flow hedges, and a net loss of $1.5 million and a net gain of $0.2 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. This amount is recorded in net realized investment and other gains and losses. All of the Company's hedged forecasted transactions qualified as cash flow hedges in 2002.

No amounts were reclassified from other accumulated comprehensive income to earnings in 2002 and it is anticipated that no amounts will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The Company does not enter into hedging transactions for variable cash flows thus the Company currently has no maximum length for which variable cash flows are hedged.

During 2002, none of the Company's cash flow hedges were discontinued because of the probability that the original forecasted transaction would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

There was no transition adjustment for the adoption of SFAS No.133 representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. There were no losses incurred for the effective portion of the change in fair value of derivative instruments designated as cash flow hedges and added to accumulated other comprehensive income.


Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate floor agreements to manage exposure to interest rate risk associated with minimum interest rates guarantees in certain of its life insurance and annuity businesses.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5 - Income Taxes

The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

The components of income taxes were as follows:



                                                      Year Ended December 31,
                                                      ------------------------
                                                       2002      2001     2000
                                                      --------  ------  --------
                                                           (in millions)
Current taxes:
 Federal. . . . . . . . . . . . . . . . . . . . . .   $ (9.8)   $30.1    $15.2
 Foreign. . . . . . . . . . . . . . . . . . . . . .     (0.2)      --      0.6
                                                      ------    -----    -----
                                                       (10.0)    30.1     15.8
Deferred taxes:
 Federal. . . . . . . . . . . . . . . . . . . . . .     68.4     32.1     28.0
                                                      ------    -----    -----

 Total income taxes . . . . . . . . . . . . . . . .   $ 58.4    $62.2    $43.8
                                                      ======    =====    =====



A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:



                                                    Year Ended December 31,
                                                   ------------------------
                                                    2002      2001      2000
                                                   --------  -------  ---------
                                                         (in millions)
Tax at 35% . . . . . . . . . . . . . . . . . . .    $60.6    $73.0     $50.1
Add (deduct):
 Equity base tax . . . . . . . . . . . . . . . .       --     (9.0)     (5.6)
 Prior years taxes . . . . . . . . . . . . . . .      2.2      2.1        --
 Tax credits . . . . . . . . . . . . . . . . . .     (0.8)    (0.4)     (0.6)
 Foreign taxes . . . . . . . . . . . . . . . . .      0.2       --       0.6
 Tax exempt investment income. . . . . . . . . .     (3.6)    (5.6)     (0.7)
 Other . . . . . . . . . . . . . . . . . . . . .     (0.2)     2.1        --
                                                    -----    -----     -----
   Total income taxes. . . . . . . . . . . . . .    $58.4    $62.2     $43.8
                                                    =====    =====     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The significant components of the Company's deferred tax assets and liabilities were as follows:



                                                               December 31,
                                                               2002      2001
                                                              -------  --------
                                                               (in millions)
Deferred tax assets:
 Policy reserve adjustments . . . . . . . . . . . . . . . .   $250.0    $238.1
 Other employee benefits. . . . . . . . . . . . . . . . . .     20.2      20.1
 Book over tax basis of investments . . . . . . . . . . . .     12.0      12.0
                                                              ------    ------
   Total deferred tax assets. . . . . . . . . . . . . . . .    282.2     270.2
                                                              ------    ------
Deferred tax liabilities:
 Deferred policy acquisition costs. . . . . . . . . . . . .    419.5     373.7
 Depreciation . . . . . . . . . . . . . . . . . . . . . . .      2.1       2.1
 Basis in partnerships. . . . . . . . . . . . . . . . . . .       --       0.6
 Market discount on bonds . . . . . . . . . . . . . . . . .      2.9       1.2
 Lease income . . . . . . . . . . . . . . . . . . . . . . .     71.5      47.0
 Unrealized gains . . . . . . . . . . . . . . . . . . . . .     12.8       6.8
 Other. . . . . . . . . . . . . . . . . . . . . . . . . . .     10.6        --
                                                              ------    ------
   Total deferred tax liabilities . . . . . . . . . . . . .    519.4     431.4
                                                              ------    ------
   Net deferred tax liabilities . . . . . . . . . . . . . .   $237.2    $161.2
                                                              ======    ======



The Company made income tax payments of $27.2 million and $62.9 million in 2002 and 2000, respectively and received an income tax refund of $32.4 million in 2001.


Note 6 - Reinsurance

The effect of reinsurance on premiums written and earned was as follows:



                               2002               2001               2000
                        ------------------  -----------------  -----------------
                                  Premiums           Premiums            Premiums
                        Written    Earned   Written   Earned   Written    Earned
                        --------  --------  -------  --------  -------  ----------
                                             (in millions)
Life Insurance:
 Direct . . . . . . .   $105.3    $105.3    $ 82.0   $ 82.0    $34.1      $34.1
 Ceded. . . . . . . .    (46.8)    (46.8)    (21.9)   (21.9)    (5.5)      (5.5)
                        ------    ------    ------   ------    -----      -----
   Net life insurance
    premiums. . . . .   $ 58.5    $ 58.5    $ 60.1   $ 60.1    $28.6      $28.6
                        ======    ======    ======   ======    =====      =====



For the year ended December 31, 2002, 2001 and 2000, benefits to policyholders under life ceded reinsurance contracts were $7.9 million, $3.8 million and $3.0 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 7 - Commitments and Contingencies


Commitments

The Company has extended commitments to purchase fixed maturity investments, and other invested assets and issue mortgage loans on real estate totaling $28.1 million, $28.0 million and $33.8 million, respectively, at December 31, 2002. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $93.3 million at December 31, 2002. The majority of these commitments expire in 2003.


Contingencies


Class Action

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $2.7 million and $7.0 million at December 31, 2002 and 2001, respectively. The Company incurred no costs related to the settlement in 2002 or 2000. Costs incurred related to the settlement were $14.1 million in 2001. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. The Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998.
 The type of relief sought by class members differed from the Company's initial estimates. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief (ADR) and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in 2001. The adjustment to the reserve in the fourth quarter of 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

Administration of the ADR component of the settlement continues to date.
 Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.


Modal Premium

On July 19, 2002, the Company announced it had entered into a class action lawsuit settlement agreement involving policyholders who paid premiums on a monthly, quarterly or semiannual basis, rather than annually. The class action lawsuit, known as the "Modal Premium" action, was filed in a New Mexico state court. As a result of the settlement, the Company established a $6.9 million reserve ($4.5 million after taxes) as of June 30, 2002 to provide for economic relief in the form of a Settlement Death Benefit to the approximately 1.5 million class members who purchased various insurance products from the Company and paid on a monthly, quarterly or semi-annual basis. The reserve also provides for the legal and administrative costs associated with the settlement.
 In entering into the settlement, the Company specifically denied any wrongdoing. The Settlement Death Benefit Period began on February 19, 2003 and extends for either nine or twelve months, depending upon the age of the class member. Although some uncertainty remains as to the final cost of the settlement, it is expected that it will not differ materially from the amounts presently provided for by the Company.


Other Matters

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2002. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8 - Shareholder's Equity

(a) Common Stock

The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

(b) Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years indicated are presented below:



                                                       Net
                                                   Accumulated    Accumulated
                                          Net         Gain           Other
                                       Unrealized    (Loss)      Comprehensive
                                          Gain       on Cash        Income
                                         (Loss)    Flow Hedges     (Losses)
                                       ----------  -----------  ---------------
                                                   (in millions)
Balance at January 1, 2000 . . . . .    $(13.4)         --          $(13.4)
Gross unrealized gains (losses) (net
 of deferred income tax expense of
 $9.7 million) . . . . . . . . . . .      18.0          --            18.0
Reclassification adjustment for gains
 (losses), realized in net income
 (net of tax benefit of $1.6 million)     (2.9)         --            (2.9)
    Adjustment to deferred policy
 acquisition costs and present value
 of future profits (net of deferred
 income tax benefit of $2.1 million)      (3.9)         --            (3.9)
                                        ------       -----          ------
Net unrealized gains (losses). . . .      11.2          --            11.2
                                        ------       -----          ------
Balance at December 31, 2000 . . . .    $ (2.2)         --          $ (2.2)
                                        ======       =====          ======

Balance at January 1, 2001 . . . . .    $ (2.2)         --          $ (2.2)
Gross unrealized gains (losses) (net
 of deferred income tax expense of
 $7.2 million) . . . . . . . . . . .      11.8          --            11.8
Reclassification adjustment for gains
 (losses), realized in net income
 (net of tax expense of $1.1 million)      2.1          --             2.1
Adjustment to deferred policy
 acquisition costs and present value
 of future profits (net of deferred
 income tax benefit of $3.2 million)      (6.0)         --            (6.0)
                                        ------       -----          ------
Net unrealized gains (losses). . . .       7.9          --             7.9
Change in accounting principle . . .       7.2          --             7.2
                                        ------       -----          ------
Balance at December 31, 2001 . . . .    $ 12.9          --          $ 12.9
                                        ======       =====          ======

Balance at January 1, 2002 . . . . .    $ 12.9          --          $ 12.9
Gross unrealized gains (losses) (net
 of deferred income tax expense of
 $12.9 million). . . . . . . . . . .      22.9          --            22.9
Reclassification adjustment for gains
 (losses), realized in net income
 (net of deferred income tax benefit
 of $0.2 million). . . . . . . . . .      (0.4)         --            (0.4)
Adjustment to deferred policy
 acquisition costs and present value
 of future profits (net of deferred
 income tax benefit of $6.7 million)     (12.5)         --           (12.5)
                                        ------       -----          ------
Net unrealized gains (losses). . . .      10.0          --            10.0
Net accumulated gains(losses) on cash
 flow hedges (net of deferred income
 tax benefit of $0.8 million). . . .        --       $(1.5)           (1.5)
                                        ------       -----          ------
Balance at December 31, 2002 . . . .    $ 22.9       $(1.5)         $ 21.4
                                        ======       =====          ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:



                                                      2002     2001     2000
                                                     -------  -------  --------
                                                          (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
   Fixed maturities. . . . . . . . . . . . . . . .   $ 62.0   $ 20.6    ($7.0)
   Equity investments. . . . . . . . . . . . . . .      0.8      1.0      1.0
   Derivatives and other . . . . . . . . . . . . .     (0.9)     5.2      0.3
                                                     ------   ------    -----
Total. . . . . . . . . . . . . . . . . . . . . . .     61.9     26.8     (5.7)
Amounts of unrealized investment (gains) losses
 attributable to:
 Deferred policy acquisition cost and present value
  of future profits. . . . . . . . . . . . . . . .    (26.2)    (7.1)     2.1
 Deferred federal income taxes . . . . . . . . . .    (12.8)    (6.8)     1.4
                                                     ------   ------    -----
Total. . . . . . . . . . . . . . . . . . . . . . .    (39.0)   (13.9)     3.5
                                                     ------   ------    -----
Net unrealized investment gains (losses) . . . . .   $ 22.9   $ 12.9    ($2.2)
                                                     ======   ======    =====



(c)  Statutory Results

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.



                                                       2002     2001     2000
                                                      -------  ------  --------
                                                           (in millions)
Statutory net income. . . . . . . . . . . . . . . .   $ 61.4   $ 13.1   $ 26.6
Statutory surplus . . . . . . . . . . . . . . . . .    682.3    647.0    527.2



Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

Asset Gathering Segment. Offers individual fixed and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

Amounts reported as segment adjustments in the tables below primarily relate to:
(i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:



                                                        Asset
Year ended December 31, 2002              Protection  Gathering   Consolidated
----------------------------------------  ----------  ---------  --------------
                                                     (in millions)
Revenues:
 Revenue from external customers. . . .   $   384.2   $   31.6     $   415.8
 Net investment income. . . . . . . . .       266.8        3.3         270.1
                                          ---------   --------     ---------
 Segment revenues . . . . . . . . . . .   $   651.0   $   34.9     $   685.9
 Net realized investment and other gains
  (losses). . . . . . . . . . . . . . .       (20.4)      (0.4)        (20.8)
                                          ---------   --------     ---------
 Revenues . . . . . . . . . . . . . . .   $   630.6   $   34.5     $   665.1
                                          =========   ========     =========
Net Income:
 Segment after-tax operating income . .       140.2       (8.1)        132.1
 Net realized investment and other gains
  (losses). . . . . . . . . . . . . . .       (12.9)      (0.2)        (13.1)
 Class action lawsuit . . . . . . . . .        (4.5)        --          (4.5)
 Restructuring charges. . . . . . . . .         0.3         --           0.3
                                          ---------   --------     ---------
 Net income . . . . . . . . . . . . . .   $   123.1   $   (8.3)    $   114.8
                                          =========   ========     =========
Supplemental Information:
 Equity in net income of investees
  accounted for by the equity method. .   $     4.2   $     --     $     4.2
 Amortization of deferred policy
  acquisition costs . . . . . . . . . .        28.8       31.2          60.0
 Income tax expense . . . . . . . . . .        65.3       (6.9)         58.4
 Segment assets . . . . . . . . . . . .   $10,325.3   $1,516.2     $11,841.5
Net Realized Investment and Other Gains
 (Losses) Data:
 Net realized investment and other gains
  (losses). . . . . . . . . . . . . . .   $   (27.9)  $   (0.4)    $   (28.3)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment and other gains
  (losses). . . . . . . . . . . . . . .         7.5         --           7.5
                                          ---------   --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization
  of deferred policy acquisition costs -
  per consolidated financial statements       (20.4)      (0.4)        (20.8)
 Less income tax effect . . . . . . . .         7.5        0.2           7.7
                                          ----------  ---------  ------------
 Net realized investment and other gains
  (losses), net-after-tax adjustment
  made to calculate segment operating
  income. . . . . . . . . . . . . . . .   $   (12.9)  $   (0.2)    $   (13.1)
                                          =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                        Asset
Year ended December 31, 2001              Protection  Gathering   Consolidated
----------------------------------------  ----------  ---------  --------------
                                                     (in millions)
Revenues:
 Revenues from external customers . . .   $  385.1    $   64.4     $   449.5
 Net investment income. . . . . . . . .      229.2        (2.2)        227.0
                                          --------    --------     ---------
 Segment revenues . . . . . . . . . . .   $  614.3    $   62.2     $   676.5
 Net realized investment and other gains
  (losses). . . . . . . . . . . . . . .       (9.0)         --          (9.0)
                                          --------    --------     ---------
 Revenues . . . . . . . . . . . . . . .   $  605.3    $   62.2     $   667.5
                                          ========    ========     =========
Net Income:
 Segment after-tax operating income . .   $  130.0    $   22.2     $   152.2
 Net realized investment and other gains
  (losses). . . . . . . . . . . . . . .       (5.6)         --          (5.6)
 Surplus tax. . . . . . . . . . . . . .        9.1          --           9.1
 Class action lawsuit . . . . . . . . .       (9.2)         --          (9.2)
 Cumulative effect of accounting change,
  net of tax. . . . . . . . . . . . . .       (1.6)         --          (1.6)
                                          --------    --------     ---------
 Net income . . . . . . . . . . . . . .   $  122.7    $   22.2     $   144.9
                                          ========    ========     =========
Supplemental Information:
 Equity in net income of investees
  accounted for by the equity method. .   $    2.7          --     $     2.7
 Amortization of deferred policy
  acquisition costs . . . . . . . . . .       46.6        20.5          67.1
 Income tax expense . . . . . . . . . .       54.8         7.4          62.2
 Segment assets . . . . . . . . . . . .   $9,995.5    $1,717.7     $11,713.2
Net Realized Investment and Other Gains
 (Losses) Data:
 Net realized investment and other gains
  (losses). . . . . . . . . . . . . . .   $  (10.5)         --     $   (10.5)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment and other gains
  (losses). . . . . . . . . . . . . . .        1.5          --           1.5
                                          --------    --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization
  of deferred policy acquisition costs -
  per consolidated financial statements       (9.0)         --          (9.0)
 Less income tax effect . . . . . . . .        3.4          --           3.4
                                          --------    --------     ---------
 Net realized investment and other gains
  (losses), net-after-tax adjustment
  made to calculate segment operating
  income. . . . . . . . . . . . . . . .   $   (5.6)         --     $    (5.6)
                                          ========    ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                        Asset
Year ended December 31, 2000              Protection  Gathering   Consolidated
----------------------------------------  ----------  ---------  --------------
Revenues:
 Revenues from external customers . . .   $  314.9    $   51.0     $   365.9
 Net investment income. . . . . . . . .      215.9        (2.5)        213.4
 Segment revenues . . . . . . . . . . .   $  530.8    $   48.5     $   579.3
 Net realized investment and other gains
  (losses), net . . . . . . . . . . . .      (10.6)         --         (10.6)
                                          --------    --------     ---------
 Revenues . . . . . . . . . . . . . . .   $  520.2    $   48.5     $   568.7
                                          ========    ========     =========
Net Income:
 Segment after-tax operating income . .       96.0         6.3         102.3
 Net realized investment and other gains
  (losses), net . . . . . . . . . . . .       (6.8)         --          (6.8)
 Surplus tax. . . . . . . . . . . . . .        5.4         0.2           5.6
 Other demutualization related costs. .       (0.5)       (0.1)         (0.6)
 Restructuring charges. . . . . . . . .       (1.1)         --          (1.1)
                                          --------    --------     ---------
 Net income . . . . . . . . . . . . . .   $   93.0    $    6.4     $    99.4
                                          ========    ========     =========
Supplemental Information:
 Equity in net income of investees
  accounted for by the equity method. .   $    1.3          --     $     1.3
 Amortization of deferred policy
  acquisition costs . . . . . . . . . .       17.6        16.4          34.0
 Income tax expense . . . . . . . . . .       40.7         3.1          43.8
 Segment assets . . . . . . . . . . . .   $9,326.9    $2,867.8     $12,194.7
Net Realized Investment and Other Gains
 (Losses) Data:
 Net realized investment and other
  losses. . . . . . . . . . . . . . . .   $  (14.4)         --     $   (14.4)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment and other gains
  (losses). . . . . . . . . . . . . . .        3.8          --           3.8
                                          --------    --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization
  of deferred policy acquisition costs -
  per consolidated financial statements      (10.6)         --         (10.6)
 Less income tax effect . . . . . . . .        3.8          --           3.8
                                          --------    --------     ---------
 Net realized investment and other gains
  (losses), net-after-tax adjustment
  made to calculate segment operating .   $   (6.8)         --     $    (6.8)
                                          --------    --------     ---------



The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.


Note 10 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Quarterly, reviews are performed on the entire fixed maturity portfolio to assess credit quality, including reviews of all impairments with the Parent Company's Committee of Finance, a sub-committee of the Board of Directors. At the end of each quarter an Investment Review Committee reviews all securities trading below ninety cents on the dollar to determine whether impairments need to be recorded. The results of these quarterly analyses are reviewed by the Parent Company's Committee of Finance.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The fair value for equity securities is based on quoted market prices.

The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

The fair value for commitments approximates the amount of the initial commitment.

The following tables present the carrying amounts and fair values of the Company's financial instruments:



                                                    December 31,
                                       --------------------------------------
                                              2002                2001
                                       ------------------  ------------------
                                       Carrying    Fair    Carrying     Fair
                                        Value     Value     Value      Value
                                       --------  --------  --------  ----------
                                                   (in millions)
Assets:
 Fixed maturities:
   Held-to-maturity. . . . . . . . .   $   83.8  $   83.3  $   83.7   $   82.1
   Available-for-sale. . . . . . . .    3,011.3   3,011.3   2,412.5    2,412.5
 Equity securities:
   Available-for-sale. . . . . . . .       11.9      11.9      13.1       13.1
 Mortgage loans on real estate . . .      668.4     718.8     580.9      604.3
 Policy loans. . . . . . . . . . . .      359.4     359.4     352.0      352.0
 Short-term investments. . . . . . .        0.1       0.1        --         --
 Cash and cash equivalents . . . . .      202.9     202.9     115.4      115.4
Derivatives:
 Interest rate swap agreements . . .        3.7       3.7       8.8        8.8
 Interest rate cap agreements. . . .        1.4       1.4       3.5        3.5
 Interest rate floor agreements. . .       14.2      14.2       4.5        4.5
 Currency rate swap agreements . . .         --        --       0.4        0.4
 Equity collar agreements. . . . . .        0.3       0.3       0.8        0.8
Liabilities:
 Fixed rate deferred and immediate
  annuities. . . . . . . . . . . . .   $  203.6  $  186.7  $   53.1   $   50.3
Derivatives:
 Interest rate swap agreements . . .       59.0      59.0      13.2       13.2
 Currency rate swap agreements . . .         --        --       0.1        0.1
Commitments. . . . . . . . . . . . .         --      93.3        --       57.1

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 - Value of Business Acquired

The Company's purchased intangible assets include the value of business acquired
(VOBA). The present value of estimated future profits of insurance policies in force related to businesses acquired is recorded as VOBA.

The following tables set forth certain summarized financial information relating to the Company's VOBA as of the dates and periods indicated.



                                                   Accumulated
                                                   Amortization
                                   Gross Carrying   and Other     Net Carrying
                                       Amount        Changes         Amount
                                   --------------  ------------  --------------
                                                 (in millions)

December 31, 2002
Amortizable intangible assets:
 VOBA. . . . . . . . . . . . . .       $25.0         $(19.0)          $6.0
December 31, 2001
Amortizable intangible assets:
 VOBA. . . . . . . . . . . . . .        25.0          (17.8)           7.2





                                           For the Years Ended December 31,
                                              2002         2001        2000
                                          ------------  ----------  -----------
Aggregate amortization expense                       (in millions)
VOBA amortization, net of tax of $0.4
 million,  $0.6 million and $0.5
 million, respectively. . . . . . . . .       $0.7         $1.0        $0.9





                                                     Tax Effect   Net Expense
                                                     ----------  -------------
Estimated future aggregate amortization expense
for the years ended December 31,                          (in millions)
2003 . . . . . . . . . . . . . . . . . . . . . . .      $0.3         $0.5
2004 . . . . . . . . . . . . . . . . . . . . . . .      $0.2         $0.5
2005 . . . . . . . . . . . . . . . . . . . . . . .      $0.2         $0.4
2006 . . . . . . . . . . . . . . . . . . . . . . .      $0.2         $0.4
2007 . . . . . . . . . . . . . . . . . . . . . . .      $0.2         $0.4

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The changes in the carrying value of VOBA, presented for each business segment, for the periods indicated, are as follows:



                                                        Asset
                                          Protection  Gathering   Consolidated
                                          ----------  ---------  --------------
                                                     (in millions)
VOBA balance at January 1, 2001 . . . .     $11.6         --         $11.6
Amortization and other changes during
 2001:
 Amortization . . . . . . . . . . . . .      (1.6)        --          (1.6)
 Adjustment to unrealized gains on
  securities available-for-sale . . . .      (2.8)        --          (2.8)
                                            -----         -          -----
VOBA balance at December 31, 2001 . . .     $ 7.2         --         $ 7.2
                                            =====         =          =====





                                                        Asset
                                          Protection  Gathering   Consolidated
                                          ----------  ---------  --------------
                                                     (in millions)
VOBA balance at January 1, 2002 . . . .     $ 7.2         --         $ 7.2
Amortization and other changes during
 2002:
 Amortization . . . . . . . . . . . . .      (1.1)        --          (1.1)
 Adjustment to unrealized gains on
  securities available-for-sale . . . .      (0.1)        --          (0.1)
                                            -----         -          -----
VOBA balance at December 31, 2002 . . .     $ 6.0         --         $ 6.0
                                            =====         =          =====

               Report of Ernst & Young LLP, Independent Auditors


To the Policyholders of
John Hancock Variable Life Account U of the
  John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account U (the Account) (comprising of, respectively, the Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Global Balanced, Multi Cap Growth (formerly Mid Cap Growth), Large Cap Value, Money Market, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, Global Bond, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced US Equity, Large Cap Aggressive Growth, Fundamental Growth, AIM V.I. Premier Equity (formerly AIM V.I.Value), Fidelity VIP Growth, Fidelity VIP Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, Templeton International, V.A Relative Value, V.A. Financial Industries, V.A. Strategic Income, Health Sciences Fund, Large Cap Value CORE, Fundamental Value (formerly Large/Mid Cap Value), Small Cap Value, AIM V.I. Growth, MFS Investors Growth Stock, MFS Research Series, AIM V.I. Capital Development, CSI Equity, and Fidelity VIP II Overseas Subaccounts) as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein.
 These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 2002, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


                                                           /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 6, 2003

                      John Hancock Variable Life Account U

                      Statement of Assets and Liabilities

                               December 31, 2002


                                                    International
                         Large Cap       Active        Equity       Small Cap      Global
                           Growth         Bond          Index        Growth       Balanced
                         Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                         ----------    ----------   -------------  ----------    ----------
Assets
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I,
 at value . . . . . .   $ 80,881,650  $260,786,552   $15,581,896   $10,586,348   $1,452,664
Policy loans and
 accrued interest . .     21,221,271    65,499,360     2,927,255            --           --
Receivable from
 portfolio/JHLICO . .             --            --            --            --           --
                        ------------  ------------   -----------   -----------   ----------
Total assets. . . . .    102,102,921   326,285,912    18,509,151    10,586,348    1,452,664
Liabilities
Payable to
 portfolio/JHVLICO. .             --            --            --            --           --
                        ------------  ------------   -----------   -----------   ----------
Total liabilities . .             --            --            --            --           --
                        ------------  ------------   -----------   -----------   ----------
                        $102,102,921  $326,285,912   $18,509,151   $10,586,348   $1,452,664
                        ============  ============   ===========   ===========   ==========
Net assets:
In accumulation . . .   $102,102,921  $326,285,912   $18,509,151   $10,586,348   $1,452,664
                        ------------  ------------   -----------   -----------   ----------
Total net assets. . .   $102,102,921  $326,285,912   $18,509,151   $10,586,348   $1,452,664
                        ============  ============   ===========   ===========   ==========
Units outstanding . .        218,067       517,887       233,459     1,024,562      137,701
                        ============  ============   ===========   ===========   ==========
Unit value (in
 accumulation). . . .   $     468.22  $     630.03   $     79.28   $     10.33   $    10.55
                        ============  ============   ===========   ===========   ==========



                           Multi        Large                    Small/Mid       Real
                            Cap          Cap         Money          Cap         Estate
                          Growth        Value        Market       Growth        Equity
                        Subaccount   Subaccount    Subaccount   Subaccount    Subaccount
                        ----------   ----------    ----------   ----------   -------------
Assets
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I,
 at value . . . . . .   $14,413,320  $19,253,268  $ 93,736,265  $12,153,878   $19,188,623
Policy loans and
 accrued interest . .            --           --    16,059,311           --     3,136,923
Receivable from
 portfolio/JHLICO . .            --           --            --           --            --
                        -----------  -----------  ------------  -----------   -----------
Total assets. . . . .    14,413,320   19,253,268   109,795,576   12,153,878    22,325,546
Liabilities
Payable to
 portfolio/JHVLICO. .            --           --            --           --            --
                        -----------  -----------  ------------  -----------   -----------
Total liabilities . .            --           --            --           --            --
                        -----------  -----------  ------------  -----------   -----------
                        $14,413,320  $19,253,268  $109,795,576  $12,153,878   $22,325,546
                        ===========  ===========  ============  ===========   ===========
Net assets:
In accumulation . . .   $14,413,320  $19,253,268  $109,795,576  $12,153,878   $22,325,546
                        -----------  -----------  ------------  -----------   -----------
Total net assets. . .   $14,413,320  $19,253,268  $109,795,576  $12,153,878   $22,325,546
                        ===========  ===========  ============  ===========   ===========
Units outstanding . .     1,493,320    1,204,247     2,431,692      700,636       604,393
                        ===========  ===========  ============  ===========   ===========
Unit value (in
 accumulation). . . .   $      9.65  $     15.99  $      45.34  $     17.35   $     36.94
                        ===========  ===========  ============  ===========   ===========



See accompanying notes.

                      John Hancock Variable Life Account U

                               December 31, 2002


                          Growth &                  Short-Term  Small Cap    International
                           Income       Managed        Bond       Equity     Opportunities
                         Subaccount    Subaccount   Subaccount  Subaccount    Subaccount
                        ------------  ------------  ----------  ----------  ---------------
Assets
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I,
 at value . . . . . .   $559,852,198  $315,885,164  $5,330,723  $4,563,779    $4,509,379
Policy loans and
 accrued interest . .    181,898,660    84,577,767          --          --            --
Receivable from
 portfolio/JHVLICO. .             --            --          --          --            --
                        ------------  ------------  ----------  ----------    ----------
Total assets. . . . .    741,750,858   400,462,931   5,330,723   4,563,779     4,509,379
Liabilities
Payable to
 portfolio/JHVLICO. .             --            --          --          --            --
                        ------------  ------------  ----------  ----------    ----------
Total liabilities . .             --            --          --          --            --
                        ------------  ------------  ----------  ----------    ----------
                        $741,750,858  $400,462,931  $5,330,723  $4,563,779    $4,509,379
                        ============  ============  ==========  ==========    ==========
Net assets:
In accumulation . . .   $741,750,858  $400,462,931  $5,330,723  $4,563,779    $4,509,379
                        ------------  ------------  ----------  ----------    ----------
Total net assets. . .   $741,750,858  $400,462,931  $5,330,723  $4,563,779    $4,509,379
                        ============  ============  ==========  ==========    ==========
Units outstanding . .        147,706     1,520,148     329,065     594,627       509,146
                        ============  ============  ==========  ==========    ==========
Unit value (in
 accumulation). . . .   $   5,021.81  $     263.44  $    16.20  $     7.68    $     8.86
                        ============  ============  ==========  ==========    ==========



                                                                     Emerging
                                            Equity       Global      Markets
                                             Index        Bond        Equity
                                          Subaccount   Subaccount   Subaccount
                                          -----------  ----------  ------------
Assets
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value . . . . . . . . . . . . . . .   $31.452,857  $3,833,234   $1,942,425
Policy loans and accrued interest . . .            --          --           --
Receivable from portfolio/JHLICO. . . .            --          --           --
                                          -----------  ----------   ----------
Total assets. . . . . . . . . . . . . .    31.452,857   3,833,234    1,942,425
Liabilities
Payable to portfolio/JHVLICO. . . . . .            --          --           --
                                          -----------  ----------   ----------
Total liabilities . . . . . . . . . . .            --          --           --
                                          -----------  ----------   ----------
                                          $31.452,857  $3,833,234   $1,942,425
                                          ===========  ==========   ==========
Net assets:
In accumulation . . . . . . . . . . . .   $31.452,857  $3,833,234   $1,942,425
                                          -----------  ----------   ----------
Total net assets. . . . . . . . . . . .   $31.452,857  $3,833,234   $1,942,425
                                          ===========  ==========   ==========
Units outstanding . . . . . . . . . . .     2.200,863     242,670      284,556
                                          ===========  ==========   ==========
Unit value (in accumulation). . . . . .   $     14.29  $    15.80   $     6.83
                                          ===========  ==========   ==========



See accompanying notes.

                      John Hancock Variable Life Account U

                               December 31, 2002


                                                      High       Turner        Brandes
                           Bond     Small/Mid Cap    Yield        Core      International
                          Index         CORE          Bond       Growth        Equity
                        Subaccount   Subaccount    Subaccount  Subaccount    Subaccount
                        ----------  -------------  ----------  ----------  ---------------
Assets
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $7,285,835   $2,480,399    $2.903,381   $     --      $     --
Outside Trust, at
 value. . . . . . . .           --           --            --    248,441       691,651
Receivable from
 portfolio/JHLICO . .           --           --            --         --            --
                        ----------   ----------    ----------   --------      --------
Total assets. . . . .    7,285,835    2,480,399     2,903,381    248,441       691,651
Liabilities
Payable to
 portfolio/JHVLICO. .           --           --            --         --            --
                        ----------   ----------    ----------   --------      --------
Total liabilities . .           --           --            --         --            --
                        ----------   ----------    ----------   --------      --------
                        $7,285,835   $2,480,399    $2,903,381   $248,441      $691,651
                        ----------   ==========    ==========   ========      ========
Net assets:
In accumulation . . .   $7,285,835   $2,480,399    $2,903,381   $248,441      $691,651
                        ----------   ----------    ----------   --------      --------
Total net assets. . .   $7,285,835   $2,480,399    $2,903,381   $248,441      $691,651
                        ==========   ==========    ==========   ========      ========
Units outstanding . .      531,588      258,897       332,426     19,180        53,002
                        ==========   ==========    ==========   ========      ========
Unit value (in
 accumulation). . . .   $    13.71   $     9.58    $     8.73   $  12.95      $  13.05
                        ==========   ==========    ==========   ========      ========



                          Frontier     Clifton    Large Cap                  AIM V.I.
                          Capital      Enhanced   Aggessive   Fundamental    Premier
                        Appreciation  US Equity     Growth      Growth        Equity
                         Subaccount   Subaccount  Subaccount  Subaccount    Subaccount
                        ------------  ----------  ----------  -----------  ------------
Assets
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . .     $     --     $     --    $341,428    $356,004     $       --
Outside Trust, at
 value. . . . . . . .      951,869      135,794          --          --      1,254,788
Receivable from
 portfolio/JHLICO . .           --           --          --          --             --
                          --------     --------    --------    --------     ----------
Total assets. . . . .      951,869      135,794     341,428     356,004      1,254,788
Liabilities
Payable to
 portfolio/JHVLICO. .           --           --          --          --             --
                          --------     --------    --------    --------     ----------
Total liabilities . .           --           --          --          --             --
                          --------     --------    --------    --------     ----------
                          $951,869     $135,794    $341,428    $356,004     $1,254,788
                          ========     ========    ========    ========     ==========
Net assets:
In accumulation . . .     $951,869     $135,794    $341,428    $356,004     $1,254,788
                          --------     --------    --------    --------     ----------
Total net assets. . .     $951,869     $135,794    $341,428    $356,004     $1,254,788
                          ========     ========    ========    ========     ==========
Units outstanding . .       56,765       17,738      59,739      50,276         60,529
                          ========     ========    ========    ========     ==========
Unit value (in
 accumulation). . . .     $  16.77     $   7.66    $   5.72    $   7.08     $    20.73
                          ========     ========    ========    ========     ==========



See accompanying notes.

                      John Hancock Variable Life Account U

                               December 31, 2002



                         Fidelity    Fidelity   Janus Aspen  Janus Aspen    MFS New
                           VIP         VIP        Global      Worldwide    Discovery
                          Growth    Contrafund  Technology     Growth        Series
                        Subaccount  Subaccount  Subaccount   Subaccount    Subaccount
                        ----------  ----------  -----------  -----------  ------------
Assets
Investment in shares
 of portfolios of:
Outside Trust, at
 value. . . . . . . .   $1,659,966  $2,132,183   $421,492     $703,604      $618,824
Receivable from
 portfolio/JHLICO . .           --          --         --           --            --
                        ----------  ----------   --------     --------      --------
Total assets. . . . .    1,659,966   2,132,183    421,492      703,604       618,824
Liabilities
Payable to
 portfolio/JHVLICO. .           --          --         --           --            --
                        ----------  ----------   --------     --------      --------
Total liabilities . .           --          --         --           --            --
                        ----------  ----------   --------     --------      --------
                        $1,659,966  $2,132,183   $421,492     $703,604      $618,824
                        ==========  ==========   ========     ========      ========
Net assets:
In accumulation . . .   $1,659,966  $2,132,183   $421,492     $703,604      $618,824
                        ----------  ----------   --------     --------      --------
Total net assets. . .   $1,659,966  $2,132,183   $421,492     $703,604      $618,824
                        ==========  ==========   ========     ========      ========
Units outstanding . .       33,460      84,932    168,083      146,517        54,887
                        ==========  ==========   ========     ========      ========
Unit value (in
 accumulation). . . .   $    49.61  $    25.10   $   2.51     $   4.80      $  11.27
                        ==========  ==========   ========     ========      ========


                                                          V.A.         V.A
                                          Templeton     Relative    Financial
                                        International    Value      Industries
                                         Subaccount    Subaccount   Subaccount
                                        -------------  ----------  ------------
Assets
Investment in shares of portfolios of:
John Hancock Declaration Trust, at
 value. . . . . . . . . . . . . . . .      $    --      $314,857     $497,342
Outside Trust, at value . . . . . . .       98,334            --           --
Receivable from portfolio/JHLICO. . .           --            --           --
                                           -------      --------     --------
Total assets. . . . . . . . . . . . .       98,334       314,857      497,342
Liabilities
Payable to portfolio/JHVLICO. . . . .           --            --           --
                                           -------      --------     --------
Total liabilities . . . . . . . . . .           --            --           --
                                           -------      --------     --------
                                           $98,334      $314,857     $497,342
                                           =======      ========     ========
Net assets:
In accumulation . . . . . . . . . . .      $98,334      $314,857     $497,342
                                           -------      --------     --------
Total net assets. . . . . . . . . . .      $98,334      $314,857     $497,342
                                           =======      ========     ========
Units outstanding . . . . . . . . . .        5,716        30,818       39,498
                                           =======      ========     ========
Unit value (in accumulation). . . . .      $ 17.20      $  10.22     $  12.59
                                           =======      ========     ========



See accompanying notes.

                      John Hancock Variable Life Account U

                               December 31, 2002



                           V.A.       Health
                        Strategic    Sciences   Large Cap   Fundamental   Small Cap
                          Income       Fund     Value CORE     Value        Value
                        Subaccount  Subaccount  Subaccount  Subaccount    Subaccount
                        ----------  ----------  ----------  -----------  ------------
Assets
Investment in shares
 of portfolios of:
John Hancock
 Declaration Trust, at
 value. . . . . . . .    $277,302    $     --    $     --   $       --    $       --
John Hancock Variable
 Series Trust I, at
 value. . . . . . . .          --     753,943     452,738    7,196,883     3,077,646
Receivable from
 portfolio/JHLICO . .          49          --          --           --            --
                         --------    --------    --------   ----------    ----------
Total assets. . . . .     277,351     753,943     452,738    7,196,883     3,077,646
Liabilities
Payable to
 portfolio/JHVLICO. .          --          --          --           --            --
                         --------    --------    --------   ----------    ----------
Total liabilities . .          --          --          --           --            --
                         --------    --------    --------   ----------    ----------
                         $277,351    $753,943    $452,738   $7,196,883    $3,077,646
                         ========    ========    ========   ==========    ==========
Net assets:
In accumulation . . .    $277,351    $753,943    $452,738   $7,196,883    $3,077,646
                         --------    --------    --------   ----------    ----------
Total net assets. . .    $277,351    $753,943    $452,738   $7,196,883    $3,077,646
                         ========    ========    ========   ==========    ==========
Units outstanding . .      18,630      96,012      53,380      587,230       195,859
                         ========    ========    ========   ==========    ==========
Unit value (in
 accumulation). . . .    $  14.89    $   7.85    $   8.48   $    12.26    $    15.71
                         ========    ========    ========   ==========    ==========



                         AIM V.I.   MFS Investors  MFS Research   AIM V.I. Capital
                          Growth    Growth Stock      Series        Development
                        Subaccount   Subaccount     Subaccount       Subaccount
                        ----------  -------------  ------------  ------------------
Assets
Investment in shares
 of portfolios of:
Outside Trust, at
 value. . . . . . . .    $167,619     $300,587       $178,476         $64,142
Receivable from
 portfolio/JHLICO . .          --           --             --              --
                         --------     --------       --------         -------
Total assets. . . . .     167,619      300,587        178,476          64,142
Liabilities
Payable to
 portfolio/JHVLICO. .          --           --             --              --
                         --------     --------       --------         -------
Total liabilities . .          --           --             --              --
                         --------     --------       --------         -------
                         $167,619     $300,587       $178,476         $64,142
                         ========     ========       ========         =======
Net assets:
In accumulation . . .    $167,619     $300,587       $178,476         $64,142
                         --------     --------       --------         -------
Total net assets. . .    $167,619     $300,587       $178,476         $64,142
                         ========     ========       ========         =======
Units outstanding . .      11,690       41,622         12,670           8,538
                         ========     ========       ========         =======
Unit value (in
 accumulation). . . .    $  14.34     $   7.22       $  14.09         $  7.51
                         ========     ========       ========         =======



See accompanying notes.

                      John Hancock Variable Life Account U

                               December 31, 2002


                                                                     Fidelity
                                                          CSI         VIP II
                                                         Equity      Overseas
                                                       Subaccount   Subaccount
                                                       ----------  ------------
Assets
Investment in shares of portfolios of:
Outside Trust, at value. . . . . . . . . . . . . . .   $1,915,313    $67,597
Receivable from portfolio/JHVLICO. . . . . . . . . .           --         --
                                                       ----------    -------
Total assets . . . . . . . . . . . . . . . . . . . .    1,915,313     67,597
Liabilities
Payable to portfolio/JHVLICO . . . . . . . . . . . .           --         --
                                                       ----------    -------
Total liabilities. . . . . . . . . . . . . . . . . .           --         --
                                                       ----------    -------
                                                       $1,915,313    $67,597
                                                       ==========    =======
Net assets:
In accumulation. . . . . . . . . . . . . . . . . . .   $1,915,313    $67,597
                                                       ----------    -------
Total net assets . . . . . . . . . . . . . . . . . .   $1,915,313    $67,597
                                                       ==========    =======
Units outstanding. . . . . . . . . . . . . . . . . .      192,881      3,504
                                                       ==========    =======
Unit value (in accumulation) . . . . . . . . . . . .   $     9.93    $ 19.29
                                                       ==========    =======



See accompanying notes.

                      John Hancock Variable Life Account U

                            Statements of Operations

                        For the years ended December 31,


                                                     Large Cap Growth                             Active Bond
                                                        Subaccount                                Subaccount
                                        ------------------------------------------   --------------------------------------
                                            2002           2001           2000          2002          2001          2000
                                        -------------  -------------  -------------  ------------  -----------  -------------
Investment Income:
 Distributions received from net
  investment income of the underlying
  portfolio . . . . . . . . . . . . .   $    307,274   $    215,685   $ 21,798,840   $13,179,657   $14,709,310   $15,313,198
 Interest on policy loans . . . . . .      1,588,443      1,732,312      1,608,804     4,770,547     4,683,009     4,341,054
                                        ------------   ------------   ------------   -----------   -----------   -----------
Total investment income . . . . . . .      1,895,717      1,947,997     23,407,644    17,950,204    19,392,319    19,654,252
Expenses:
 Mortality and expense risk . . . . .        635,299        772,251      1,025,547     1,118,199     1,083,905     1,538,692
                                        ------------   ------------   ------------   -----------   -----------   -----------
Net investment income . . . . . . . .      1,260,418      1,175,746     22,382,097    16,832,005    18,308,414    18,115,560
Realized gains (losses) on
 investments:
 Realized gains (losses) on sale of
  portfolio shares  . . . . . . . . .     (3,483,575)       122,209      6,354,615      (668,042)      254,697       234,368
 Distributions received from realized
  capital gains of the underlying
  portfolio . . . . . . . . . . . . .             --             --             --       706,411            --            --
                                        ------------   ------------   ------------   -----------   -----------   -----------
Realized gains (losses) . . . . . . .     (3,483,575)       122,209      6,354,615        38,369       254,697       234,368
Change in unrealized appreciation
 (depreciation) during the year . . .    (27,948,617)   (24,654,732)   (58,311,265)    4,585,994     2,474,513     7,954,643
                                        ------------   ------------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations. . . . . .   $(30,171,774)  $(23,356,777)  $(29,574,553)  $21,456,368   $21,037,534   $26,304,571
                                        ============   ============   ============   ===========   ===========   ===========


See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                                                  International Equity Index                     Small Cap Growth
                                                          Subaccount                                Subaccount
                                            ---------------------------------------   ---------------------------------------
                                               2002          2001          2000          2002          2001           2000
                                            ------------  ------------  ------------  ------------  ------------  --------------
Investment Income:
 Distributions received from net
  investment income of the underlying
  portfolio . . . . . . . . . . . . . . .   $   315,401   $   309,473   $ 1,214,298   $        --   $        --    $ 1,131,699
 Interest on policy loans . . . . . . . .       212,223       225,868       219,642            --            --             --
                                            -----------   -----------   -----------   -----------   -----------    -----------
Total investment income . . . . . . . . .       527,624       535,341     1,433,940            --            --      1,131,699
Expenses:
 Mortality and expense risk . . . . . . .       108,622       124,010       177,404        57,096        62,004         81,409
                                            -----------   -----------   -----------   -----------   -----------    -----------
Net investment income (loss). . . . . . .       419,002       411,331     1,256,536       (57,096)      (62,004)     1,050,290
Realized gains (losses) on investments:
 Realized gains (losses) on sale of
  portfolio shares  . . . . . . . . . . .    (3,683,780)   (1,233,213)      527,088    (3,500,804)   (3,273,803)     2,288,594
 Distributions received from realized
  capital gains of the underlying
  portfolio . . . . . . . . . . . . . . .            --         2,355            --            --            --             --
                                            -----------   -----------   -----------   -----------   -----------    -----------
Realized gains (losses) . . . . . . . . .    (3,683,780)   (1,230,858)      527,088    (3,500,804)   (3,273,803)     2,288,594
Change in unrealized appreciation
 (depreciation) during the year . . . . .       767,757    (3,559,869)   (7,357,143)     (709,719)    1,819,951     (6,989,013)
                                            -----------   -----------   -----------   -----------   -----------    -----------
Net decrease in net assets resulting from
 operations . . . . . . . . . . . . . . .   $(2,497,021)  $(4,379,396)  $(5,573,519)  $(4,267,619)  $(1,515,856)   $(3,650,129)
                                            ===========   ===========   ===========   ===========   ===========    ===========



See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                                Global Balanced                        Multi Cap Growth
                                   Subaccount                             Subaccount
                        --------------------------------   ----------------------------------------
                          2002       2001        2000         2002          2001            2000
                        ---------  ----------  ----------  ------------  ------------  ---------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $ 15,563   $  12,566   $  46,847   $        --   $        --    $  3,159,846
 Interest on policy
  loans . . . . . . .         --          --          --            --            --              --
                        --------   ---------   ---------   -----------   -----------    ------------
Total investment
 income . . . . . . .     15,563      12,566      46,847            --            --       3,159,846
Expenses:
 Mortality and expense
  risk. . . . . . . .      5,325       5,525       5,955        70,941        90,412         146,991
                        --------   ---------   ---------   -----------   -----------    ------------
Net investment income
 (loss) . . . . . . .     10,238       7,041      40,892       (70,941)      (90,412)      3,012,855
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .    (59,836)   (109,568)    (15,033)   (9,747,695)   (7,541,959)      3,196,857
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio        --          --          --            --            --              --
                        --------   ---------   ---------   -----------   -----------    ------------
Realized gains
 (losses) . . . . . .    (59,836)   (109,568)    (15,033)   (9,747,695)   (7,541,959)      3,196,857
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (24,573)     20,142    (129,800)    3,601,741      (447,654)    (17,335,527)
                        --------   ---------   ---------   -----------   -----------    ------------
Net decrease in net
 assets resulting from
 operations . . . . .   $(74,171)  $ (82,385)  $(103,941)  $(6,216,895)  $(8,080,025)   $(11,125,815)
                        ========   =========   =========   ===========   ===========    ============


                                  Large Cap Value                        Money Market
                                    Subaccount                            Subaccount
                        ------------------------------------  ----------------------------------
                           2002         2001         2000        2002        2001         2000
                        ------------  ----------  ----------  ----------  ----------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $   312,730   $ 190,984   $  566,072  $1,254,397  $2,724,130   $3,772,237
 Interest on policy
  loans . . . . . . .            --          --           --   1,092,672   1,043,435    1,003,512
                        -----------   ---------   ----------  ----------  ----------   ----------
Total investment
 income . . . . . . .       312,730     190,984      566,072   2,347,069   3,767,565    4,775,749
Expenses:
 Mortality and expense
  risk. . . . . . . .        74,992      63,477       62,777     463,973     450,313      420,783
                        -----------   ---------   ----------  ----------  ----------   ----------
Net investment income       237,738     127,507      503,295   1,883,096   3,317,252    4,354,966
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .      (517,347)    215,945      126,864          --          --           --
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio      268,137     207,817           --          --          --           --
                        -----------   ---------   ----------  ----------  ----------   ----------
Realized gains
 (losses) . . . . . .      (249,210)    423,762      126,864          --          --           --
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (2,804,440)   (350,171)     660,671          --          --           --
                        -----------   ---------   ----------  ----------  ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(2,815,912)  $ 201,098   $1,290,830  $1,883,096  $3,317,252   $4,354,966
                        ===========   =========   ==========  ==========  ==========   ==========



See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                                                 Small/Mid Cap Growth                     Real Estate Equity
                                                      Subaccount                              Subaccount
                                         -------------------------------------   -------------------------------------
                                            2002          2001         2000         2002          2001          2000
                                         ------------  -----------  -----------  ------------  -----------  -------------
Investment Income:
 Distributions received from net
  investment income of the underlying
  portfolio. . . . . . . . . . . . . .   $        --   $       --   $1,332,009   $   844,590   $  612,991    $1,252,411
 Interest on policy loans. . . . . . .            --           --           --       208,211      173,091       145,455
                                         -----------   ----------   ----------   -----------   ----------    ----------
Total investment income. . . . . . . .            --           --    1,332,009     1,052,801      786,082     1,397,866
Expenses:
 Mortality and expense risk. . . . . .        70,121       73,257       75,233       111,750       89,641        84,516
                                         -----------   ----------   ----------   -----------   ----------    ----------
Net investment income (loss) . . . . .       (70,121)     (73,257)   1,256,776       941,051      696,441     1,313,350
Realized gains (losses) on investments:
 Realized gains (losses) on sale of
  portfolio shares . . . . . . . . . .    (1,258,976)    (981,468)    (293,946)      (87,516)     556,692      (982,035)
 Distributions received from realized
  capital gains of the underlying
  portfolio. . . . . . . . . . . . . .       148,743           --           --       481,761      474,775            --
                                         -----------   ----------   ----------   -----------   ----------    ----------
Realized gains (losses). . . . . . . .    (1,110,233)    (981,468)    (293,946)      394,245    1,031,467      (982,035)
Change in unrealized appreciation
 (depreciation) during the year. . . .    (2,069,214)   1,362,634       32,687    (1,152,012)    (743,344)    3,101,113
                                         -----------   ----------   ----------   -----------   ----------    ----------
Net increase (decrease) in net assets
 resulting from operations . . . . . .   $(3,249,568)  $  307,909   $  995,517   $   183,284   $  984,564    $3,432,428
                                         ===========   ==========   ==========   ===========   ==========    ==========


See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                                                Growth & Income                                   Managed
                                                  Subaccount                                     Subaccount
                                 ---------------------------------------------   ------------------------------------------
                                     2002            2001            2000            2002           2001            2000
                                 --------------  --------------  --------------  -------------  -------------  ---------------
Investment Income:
 Distributions received from
  net investment income of the
  underlying portfolio . . . .   $   4,682,295   $   3,764,101   $ 168,501,199   $  6,051,150   $  7,964,491    $ 43,384,453
 Interest on policy loans. . .      13,800,389      14,623,249      14,341,628      6,094,516      6,348,980       5,738,215
                                 -------------   -------------   -------------   ------------   ------------    ------------
Total investment income. . . .      18,482,684      18,387,350     182,842,827     12,145,666     14,313,471      49,122,668
Expenses:
 Mortality and expense risk. .       2,976,413       3,388,451       6,264,243      2,310,926      2,551,441       2,689,090
                                 -------------   -------------   -------------   ------------   ------------    ------------
Net investment income. . . . .      15,506,271      14,998,899     176,578,584      9,834,740     11,762,030      46,433,578
Realized gains (losses) on
 investments:
 Realized gains (losses) on
  sale of portfolio shares . .      (5,589,186)      7,486,424      29,822,980      1,133,382      5,262,599       6,751,143
 Distributions received from
  realized capital gains of the
  underlying portfolio . . . .              --              --              --             --      1,933,616              --
                                 -------------   -------------   -------------   ------------   ------------    ------------
Realized gains (losses). . . .      (5,589,186)      7,486,424      29,822,980      1,133,382      7,196,215       6,751,143
Change in unrealized
 depreciation during the year.    (160,401,640)   (148,114,482)   (334,928,257)   (56,059,985)   (26,271,548)    (50,083,997)
                                 -------------   -------------   -------------   ------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .   $(150,484,555)  $(125,629,159)  $(128,526,693)  $(45,091,863)  $ (7,313,303)   $  3,100,724
                                 =============   =============   =============   ============   ============    ============



See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                               Short-Term Bond                  Small Cap Equity
                                 Subaccount                        Subaccount
                        ----------------------------   -----------------------------------
                          2002      2001      2000        2002         2001         2000
                        --------  --------  ---------  ------------  ----------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $180,867  $115,661  $ 67,797   $     9,781   $   2,608    $ 274,220
                        --------  --------  --------   -----------   ---------    ---------
Total investment
 income . . . . . . .    180,867   115,661    67,797         9,781       2,608      274,220
Expenses:
 Mortality and expense
  risk. . . . . . . .     12,633     9,963     6,381        21,949      20,054       26,554
                        --------  --------  --------   -----------   ---------    ---------
Net investment income
 (loss) . . . . . . .    168,234   105,698    61,416       (12,168)    (17,446)     247,666
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .     31,138    13,263   (16,575)     (369,248)   (965,308)    (493,450)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio     5,231        --        --            --          --           --
                        --------  --------  --------   -----------   ---------    ---------
Realized gains
 (losses) . . . . . .     36,369    13,263   (16,575)     (369,248)   (965,308)    (493,450)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .     21,049    23,040    35,100    (1,139,672)    833,167     (206,562)
                        --------  --------  --------   -----------   ---------    ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $225,652  $142,001  $ 79,941   $(1,521,088)  $(149,587)   $(452,346)
                        ========  ========  ========   ===========   =========    =========


                                              International Opportunities                     Equity Index
                                                      Subaccount                               Subaccount
                                         -------------------------------------   ---------------------------------------
                                           2002         2001          2000          2002          2001           2000
                                         ----------  ------------  ------------  ------------  ------------  --------------
Investment Income:
 Distributions received from net
  investment income of the underlying
  portfolio. . . . . . . . . . . . . .   $  31,860   $    36,326   $   305,866   $   440,618   $   322,638    $ 1,338,163
                                         ---------   -----------   -----------   -----------   -----------    -----------
Total investment income. . . . . . . .      31,860        36,326       305,866       440,618       322,638      1,338,163
Expenses:
 Mortality and expense risk. . . . . .      23,540        25,702        34,912       132,065       145,488        149,460
                                         ---------   -----------   -----------   -----------   -----------    -----------
Net investment income. . . . . . . . .       8,320        10,624       270,954       308,553       177,150      1,188,703
Realized gains (losses) on investments:
 Realized gains (losses) on sale of
  portfolio shares . . . . . . . . . .    (519,721)   (1,827,992)      116,886    (1,570,811)      699,429        946,085
 Distributions received from realized
  capital gains of the underlying
  portfolio. . . . . . . . . . . . . .          --            --            --        38,720       949,581             --
                                         ---------   -----------   -----------   -----------   -----------    -----------
Realized gains (losses). . . . . . . .    (519,721)   (1,827,992)      116,886    (1,532,091)    1,649,010        946,085
Change in unrealized appreciation
 (depreciation) during the year. . . .    (265,923)      631,002    (1,564,313)   (6,970,683)   (5,391,314)    (4,757,606)
                                         ---------   -----------   -----------   -----------   -----------    -----------
Net decrease in net assets resulting
 from operations . . . . . . . . . . .   $(777,324)  $(1,186,366)  $(1,176,473)  $(8,194,221)  $(3,565,154)   $(2,622,818)
                                         =========   ===========   ===========   ===========   ===========    ===========



See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                                  Global Bond                 Emerging Markets Equity
                                  Subaccount                        Subaccount
                        ------------------------------   ---------------------------------
                          2002      2001        2000       2002        2001         2000
                        --------  ----------  ---------  ----------  ----------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $139,083  $  91,109   $108,920   $   4,452   $   3,632    $  93,492
                        --------  ---------   --------   ---------   ---------    ---------
Total investment
 income . . . . . . .    139,083     91,109    108,920       4,452       3,632       93,492
Expenses:
 Mortality and expense
  risk. . . . . . . .     14,308     11,401      9,893       8,113       6,658        6,624
                        --------  ---------   --------   ---------   ---------    ---------
Net investment income
 (loss) . . . . . . .    124,775     79,708     99,027      (3,661)     (3,026)      86,868
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .     28,731    (18,675)   (44,965)       (970)   (350,867)    (444,667)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio    28,516         --         --          --          --           --
                        --------  ---------   --------   ---------   ---------    ---------
Realized gains
 (losses) . . . . . .     57,247    (18,675)   (44,965)       (970)   (350,867)    (444,667)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    300,437   (112,702)   134,921    (116,112)    250,077     (303,818)
                        --------  ---------   --------   ---------   ---------    ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $482,459  $ (51,669)  $188,983   $(120,743)  $(103,816)   $(661,617)
                        ========  =========   ========   =========   =========    =========


                                 Bond Index                  Small/Mid Cap CORE
                                 Subaccount                      Subaccount
                        ----------------------------   -------------------------------
                          2002      2001      2000       2002        2001        2000
                        --------  ---------  --------  ----------  ---------  -----------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $292,920  $110,178   $53,609   $  10,927   $  3,830    $ 17,081
                        --------  --------   -------   ---------   --------    --------
Total investment
 income . . . . . . .    292,920   110,178    53,609      10,927      3,830      17,081
Expenses:
 Mortality and expense
  risk. . . . . . . .     11,745     7,046     4,506       5,732      2,553       1,144
                        --------  --------   -------   ---------   --------    --------
Net investment income    281,175   103,132    49,103       5,195      1,277      15,937
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .     73,316    29,627    (7,112)   (143,875)   (52,457)     10,460
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio    10,975     5,332        --          --         --          --
                        --------  --------   -------   ---------   --------    --------
Realized gains
 (losses) . . . . . .     84,291    34,959    (7,112)   (143,875)   (52,457)     10,460
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    165,447   (29,500)   49,798    (260,503)    88,695     (24,998)
                        --------  --------   -------   ---------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $530,913  $108,591   $91,789   $(399,183)  $ 37,515    $  1,399
                        ========  ========   =======   =========   ========    ========



See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,


                                High Yield Bond                   Turner CORE Growth
                                   Subaccount                         Subaccount
                        --------------------------------   --------------------------------
                          2002        2001        2000       2002       2001         2000
                        ----------  ----------  ---------  ---------  ----------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $ 195,176   $  78,123   $ 24,017   $    652   $     313    $  55,829
                        ---------   ---------   --------   --------   ---------    ---------
Total investment
 income . . . . . . .     195,176      78,123     24,017        652         313       55,829
Expenses:
 Mortality and expense
  risk. . . . . . . .       6,311       3,321      1,530      1,541       1,894        2,974
                        ---------   ---------   --------   --------   ---------    ---------
Net investment income
 (loss) . . . . . . .     188,865      74,802     22,487       (889)     (1,581)      52,855
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .    (102,271)   (120,786)   (12,103)   (31,689)    (77,189)     102,027
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio         --          --         --         --          --           --
                        ---------   ---------   --------   --------   ---------    ---------
Realized gains
 (losses) . . . . . .    (102,271)   (120,786)   (12,103)   (31,689)    (77,189)     102,027
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .     (86,607)     38,089    (40,003)   (53,031)    (22,334)    (208,949)
                        ---------   ---------   --------   --------   ---------    ---------
Net decrease in net
 assets resulting from
 operations . . . . .   $     (13)  $  (7,895)  $(29,619)  $(85,609)  $(101,104)   $ (54,067)
                        =========   =========   ========   ========   =========    =========


                          Brandes International Equity      Frontier Capital Appreciation
                                   Subaccount                        Subaccount
                        --------------------------------   -------------------------------
                          2002        2001        2000       2002       2001        2000
                        ----------  ----------  ---------  ----------  --------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $   9,626   $   8,474   $ 60,386   $      --   $    --    $ 222,682
                        ---------   ---------   --------   ---------   -------    ---------
Total investment
 income . . . . . . .       9,626       8,474     60,386          --        --      222,682
Expenses:
 Mortality and expense
  risk. . . . . . . .       4,415       3,484      3,755       5,008     4,417        5,316
                        ---------   ---------   --------   ---------   -------    ---------
Net investment income
 (loss) . . . . . . .       5,211       4,990     56,631      (5,008)   (4,417)     217,366
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .     (52,147)     79,134     20,196    (151,692)   18,292      142,388
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio     23,581      25,191         --          --     6,709           --
                        ---------   ---------   --------   ---------   -------    ---------
Realized gains
 (losses) . . . . . .     (28,566)    104,325     20,196    (151,692)   25,001      142,388
Change in unrealized
 depreciation during
 the year . . . . . .    (102,502)   (189,182)   (44,043)   (147,127)   (8,462)    (339,964)
                        ---------   ---------   --------   ---------   -------    ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(125,857)  $ (79,867)  $ 32,784   $(303,827)  $12,122    $  19,790
                        =========   =========   ========   =========   =======    =========



See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,


                         Clifton Enhanced US Equity     Large Cap Aggressive Growth
                                 Subaccount                     Subaccount
                        ----------------------------   ----------------------------
                          2002      2001      2000       2002        2001       2000*
                        ---------  --------  --------  ----------  ---------  ---------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $  5,532   $ 2,353   $ 2,267   $     --    $    --     $ 104
                        --------   -------   -------   --------    -------     -----
Total investment
 income . . . . . . .      5,532     2,353     2,267         --         --       104
Expenses:
 Mortality and expense
  risk. . . . . . . .        761       290       103         --         --        --
                        --------   -------   -------   --------    -------     -----
Net investment income      4,771     2,063     2,164         --         --       104
Realized losses on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (7,342)   (1,090)     (203)   (15,625)    (8,961)     (105)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio        --        --        --         --         --        --
                        --------   -------   -------   --------    -------     -----
Realized losses . . .     (7,342)   (1,090)     (203)   (15,625)    (8,961)     (105)
Change in unrealized
 appreciation
 (depreciation) during
 the year or period .    (42,474)   (8,459)   (3,480)   (74,021)     2,871        18
                        --------   -------   -------   --------    -------     -----
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(45,045)  $(7,486)  $(1,519)  $(89,646)   $(6,090)    $  17
                        ========   =======   =======   ========    =======     =====


                              Fundamental Growth           AIM V.I. Premier Equity
                                  Subaccount                      Subaccount
                        ------------------------------   ----------------------------
                          2002        2001      2000*      2002        2001      2000*
                        ----------  ---------  --------  ----------  ---------  --------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $      --   $     --   $ 9,207   $   4,994   $  1,133    $ 550
                        ---------   --------   -------   ---------   --------    -----
Total investment
 income . . . . . . .          --         --     9,207       4,994      1,133      550
Expenses:
 Mortality and expense
  risk. . . . . . . .          --         --        --          --         --       --
                        ---------   --------   -------   ---------   --------    -----
Net investment income          --         --     9,207       4,994      1,133      550
Realized losses on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (46,571)   (49,628)      (20)    (71,716)   (18,474)      (7)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio         --         --        --          --     17,192       --
                        ---------   --------   -------   ---------   --------    -----
Realized losses . . .     (46,571)   (49,628)      (20)    (71,716)    (1,282)      (7)
Change in unrealized
 depreciation during
 the year or period .     (73,130)   (10,636)   (8,739)   (357,636)   (19,270)    (709)
                        ---------   --------   -------   ---------   --------    -----
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(119,701)  $(60,264)  $   448   $(424,358)  $(19,419)   $(166)
                        =========   ========   =======   =========   ========    =====



* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,


                             Fidelity VIP Growth          Fidelity VIP Contrafund
                                  Subaccount                     Subaccount
                        ------------------------------   ---------------------------
                          2002        2001      2000*      2002       2001      2000*
                        ----------  ---------  --------  ----------  --------  -------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $   1,842   $     --   $    --   $   7,823   $   299    $ --
                        ---------   --------   -------   ---------   -------    ----
Total investment
 income . . . . . . .       1,842         --        --       7,823       299      --
Expenses:
 Mortality and expense
  risk. . . . . . . .          --         --        --          --        --      --
                        ---------   --------   -------   ---------   -------    ----
Net investment income       1,842         --        --       7,823       299      --
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .    (105,965)   (33,084)      (20)    (19,415)   (5,468)    (10)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio         --     10,290        --          --     1,195      --
                        ---------   --------   -------   ---------   -------    ----
Realized losses . . .    (105,965)   (22,794)      (20)    (19,415)   (4,273)    (10)
Change in unrealized
 appreciation
 (depreciation) during
 the year or period .    (464,001)    (2,000)   (1,647)   (166,387)   17,286      60
                        ---------   --------   -------   ---------   -------    ----
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(568,124)  $(24,794)  $(1,667)  $(177,979)  $13,312    $ 50
                        =========   ========   =======   =========   =======    ====


                        Janus Aspen Global Technology     Janus Aspen Worldwide Growth
                                  Subaccount                       Subaccount
                        ------------------------------   ------------------------------
                          2002        2001      2000*      2002        2001       2000*
                        ----------  ---------  --------  ----------  ---------  ----------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $      --   $    978   $   161   $   4,234   $    721    $    11
                        ---------   --------   -------   ---------   --------    -------
Total investment
 income . . . . . . .          --        978       161       4,234        721         11
Expenses:
 Mortality and expense
  risk. . . . . . . .          --         --        --          --         --         --
                        ---------   --------   -------   ---------   --------    -------
Net investment income
 (loss) . . . . . . .          --        978       161       4,234        721         11
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (39,025)   (13,100)     (328)    (46,285)    (6,832)      (303)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio         --         --        --          --         --         --
                        ---------   --------   -------   ---------   --------    -------
Realized losses . . .     (39,025)   (13,100)     (328)    (46,285)    (6,832)      (303)
Change in unrealized
 depreciation during
 the year or period .    (156,346)   (26,650)   (2,171)   (140,520)   (24,118)    (1,596)
                        ---------   --------   -------   ---------   --------    -------
Net decrease in net
 assets resulting from
 operations . . . . .   $(195,371)  $(38,772)  $(2,338)  $(182,571)  $(30,229)   $(1,888)
                        =========   ========   =======   =========   ========    =======



* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,


                         MFS New Discovery Series      Templeton International
                                Subaccount                    Subaccount
                        ---------------------------   ---------------------------
                          2002       2001     2000*     2002       2001      2000*
                        ----------  --------  ------  ---------  ---------  -------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $      --   $ 4,478   $   1   $  1,465   $  2,295    $ --
                        ---------   -------   -----   --------   --------    ----
Total investment
 income . . . . . . .          --     4,478       1      1,465      2,295      --
Expenses:
 Mortality and expense
  risk. . . . . . . .          --        --      --         --         --       1
                        ---------   -------   -----   --------   --------    ----
Net investment income
 (loss) . . . . . . .          --     4,478       1      1,465      2,295      (1)
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (18,145)   (9,060)   (365)   (19,037)    (4,254)     --
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio         --       177      --         --     18,052      --
                        ---------   -------   -----   --------   --------    ----
Realized gains
 (losses) . . . . . .     (18,145)   (8,883)   (365)   (19,037)    13,798      --
Change in unrealized
 appreciation
 (depreciation) during
 the year or period .    (188,684)   18,620     (51)     6,539    (25,301)    298
                        ---------   -------   -----   --------   --------    ----
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(206,829)  $14,215   $(415)  $(11,033)  $ (9,208)   $297
                        =========   =======   =====   ========   ========    ====


                             V.A. Relative Value   V.A. Financial Industries
                                 Subaccount               Subaccount
                             ------------          --------------------------
                               2002       2001*        2002          2001*
                             ----------  --------  -------------  -------------
Investment Income:
 Distributions received
  from net investment
  income of the underlying
  portfolio. . . . . . . .   $   2,026   $   153     $  5,412        $  873
                             ---------   -------     --------        ------
Total investment income. .       2,026       153        5,412           873
Expenses:
 Mortality and expense risk         --        --           --            --
                             ---------   -------     --------        ------
Net investment income. . .       2,026       153        5,412           873
Realized gains (losses) on
 investments:
 Realized losses on sale of
  portfolio shares . . . .     (14,558)   (6,956)     (19,341)         (310)
 Distributions received
  from realized capital
  gains of the underlying
  portfolio. . . . . . . .         921    13,135           --         4,784
                             ---------   -------     --------        ------
Realized gains (losses). .     (13,637)    6,179      (19,341)        4,474
Change in unrealized
 appreciation
 (depreciation) during the
 year or period. . . . . .    (152,654)   22,699      (70,398)         (697)
                             ---------   -------     --------        ------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . .   $(164,265)  $29,031     $(84,327)       $4,650
                             =========   =======     ========        ======



* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,


                                V.A. Strategic Income   Health Sciences Fund
                                     Subaccount              Subaccount
                                ----------------------  ---------------------
                                   2002        2001*       2002        2001*
                                -----------  ---------  -----------  ----------
Investment Income:
 Distributions received from
  net investment income of the
  underlying portfolio. . . .    $ 8,811      $ 764      $  1,833      $  --
                                 -------      -----      --------      -----
Total investment income . . .      8,811        764         1,833         --
Expenses:
 Mortality and expense risk .         --         --            --         --
                                 -------      -----      --------      -----
Net investment income . . . .      8,811        764         1,833         --
Realized gains (losses) on
 investments:
 Realized losses on sale of
  portfolio shares  . . . . .       (474)        (5)      (14,793)       (88)
 Distributions received from
  realized capital gains of
  the underlying portfolio. .         --         --            --         --
                                 -------      -----      --------      -----
Realized losses . . . . . . .       (474)        (5)      (14,793)       (88)
Change in unrealized
 appreciation (depreciation)
 during the year or period. .      5,115       (339)      (83,509)      (465)
                                 -------      -----      --------      -----
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . .    $13,452      $ 420      $(96,469)     $(553)
                                 =======      =====      ========      =====



                                Large Cap Value CORE     Fundamental Value
                                     Subaccount              Subaccount
                                ---------------------   ---------------------
                                   2002       2001*        2002         2001*
                                -----------  ---------  ------------  ---------
Investment Income:
 Distributions received from
  net investment income of the
  underlying portfolio. . . .    $  4,502     $  149    $    96,682    $ 1,928
                                 --------     ------    -----------    -------
Total investment income . . .       4,502        149         96,682      1,928
Expenses:
 Mortality and expense risk .          --         --         37,385      1,319
                                 --------     ------    -----------    -------
Net investment income . . . .       4,502        149         59,297        609
Realized gains (losses) on
 investments:
 Realized gains (losses) on
  sale of portfolio shares  .     (18,489)      (115)      (494,204)     1,675
 Distributions received from
  realized capital gains of
  the underlying portfolio. .          --         --             --         --
                                 --------     ------    -----------    -------
Realized gains (losses) . . .     (18,489)      (115)      (494,204)     1,675
Change in unrealized
 appreciation (depreciation)
 during the year or period. .     (57,898)     2,071     (1,146,562)    48,877
                                 --------     ------    -----------    -------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . .    $(71,885)    $2,105    $(1,581,469)   $51,161
                                 ========     ======    ===========    =======



* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,


                                      Small Cap Value       AIM V.I. Growth
                                         Subaccount           Subaccount
                                    --------------------   -----------------
                                      2002       2001*       2002      2001*
                                    ----------  ---------  ---------  ---------
Investment Income:
 Distributions received from net
  investment income of the
  underlying portfolio. . . . . .   $  17,242   $  3,485   $     --    $  306
                                    ---------   --------   --------    ------
Total investment income . . . . .      17,242      3,485         --       306
Expenses:
 Mortality and expense risk . . .          --         --         --        --
                                    ---------   --------   --------    ------
Net investment income . . . . . .      17,242      3,485         --       306
Realized gains (losses) on
 investments:
 Realized gains (losses) on sale
  of portfolio shares . . . . . .       2,272    (10,861)    (5,706)     (465)
 Distributions received from
  realized capital gains of the
  underlying portfolio. . . . . .      59,349      6,328         --        --
                                    ---------   --------   --------    ------
Realized gains (losses) . . . . .      61,621     (4,533)    (5,706)     (465)
Change in unrealized appreciation
 (depreciation) during the year or
 period . . . . . . . . . . . . .    (336,861)    81,499    (51,342)    3,097
                                    ---------   --------   --------    ------
Net increase (decrease) in net
 assets resulting from operations   $(257,998)  $ 80,451   $(57,048)   $2,938
                                    =========   ========   ========    ======



                            MFS Investors Growth Stock   MFS Research Series
                                    Subaccount               Subaccount
                            ---------------------------  --------------------
                                2002          2001*        2002        2001*
                            -------------  ------------  ----------  ----------
Investment Income:
 Distributions received
  from net investment
  income of the underlying
  portfolio . . . . . . .     $     --       $    --     $    278     $   --
                              --------       -------     --------     ------
Total investment income .           --            --          278         --
Expenses:
 Mortality and expense
  risk. . . . . . . . . .           --            --           --         --
                              --------       -------     --------     ------
Net investment income
 (loss) . . . . . . . . .           --            --          278         --
Realized gains (losses) on
 investments:
 Realized losses on sale
  of portfolio shares . .       (9,532)       (3,728)      (6,041)      (249)
 Distributions received
  from realized capital
  gains of the underlying
  portfolio . . . . . . .           --            --           --         --
                              --------       -------     --------     ------
Realized losses . . . . .       (9,532)       (3,728)      (6,041)      (249)
Change in unrealized
 appreciation
 (depreciation) during the
 year or period . . . . .      (41,640)        1,135      (25,716)     5,412
                              --------       -------     --------     ------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . .     $(51,172)      $(2,593)    $(31,479)    $5,163
                              ========       =======     ========     ======



* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                       For the periods ended December 31,


                                  AIM VI Capital     CSI       Fidelity VIP II
                                   Development      Equity        Overseas
                                    Subaccount    Subaccount     Subaccount
                                  --------------  ----------  -----------------
                                      2002*         2002*           2002*
                                  --------------  ----------  -----------------
Investment Income:
 Distributions received from net
  investment income of the
  underlying portfolio. . . . .       $  --       $     --        $    --
                                      -----       --------        -------
Total investment income . . . .          --             --             --
Expenses:
 Mortality and expense risk . .          --             --             --
                                      -----       --------        -------
Net investment income (loss). .          --             --             --
Realized gains (losses) on
 investments:
 Realized losses on sale of
  portfolio shares  . . . . . .        (103)          (118)          (595)
 Distributions received from
  realized capital gains of the
  underlying portfolio. . . . .          --             --             --
                                      -----       --------        -------
Realized losses . . . . . . . .        (103)          (118)          (595)
Change in unrealized
 depreciation during the period        (690)       (27,222)        (2,573)
                                      -----       --------        -------
Net decrease in net assets
 resulting from operations. . .       $(793)      $(27,340)       $(3,168)
                                      =====       ========        =======



* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                      Statements of Changes in Net Assets

                        For the years ended December 31,



                                                     Large Cap Growth                               Active Bond
                                                        Subaccount                                   Subaccount
                                        ------------------------------------------   ------------------------------------------
                                            2002           2001           2000           2002           2001            2000
                                        -------------  -------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income. . . . . . . .   $  1,260,418   $  1,175,746   $ 22,382,097   $ 17,538,416   $ 18,308,414    $ 18,115,560
 Realized gains (losses). . . . . . .     (3,483,575)       122,209      6,354,615       (668,042)       254,607         234,368
 Change in unrealized appreciation
  (depreciation) during the year. . .    (27,948,617)   (24,654,732)   (58,311,265)     4,585,994      2,474,513       7,954,643
                                        ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations. . . . . .    (30,171,774)   (23,356,777)   (29,574,553)    21,456,368     21,037,534      26,304,571
                                        ------------   ------------   ------------   ------------   ------------    ------------
Policy transactions:
 Net premiums from policyholders and
  transfers for policy loans. . . . .     23,452,413     24,842,494     54,787,090     31,479,404     31,043,450      24,388,007
 Transfers to policyholders for
  benefits, termination and policy
  loans . . . . . . . . . . . . . . .    (24,075,886)   (29,107,968)   (45,234,118)   (40,613,566)   (34,543,198)    (50,304,465)
 Net change in policy loans . . . . .     (1,896,490)     1,243,595      4,132,563      2,570,684     (2,632,764)      2,979,088
                                        ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policy transactions .     (2,519,963)    (3,021,879)    13,685,535     (6,563,478)    (6,132,512)    (22,937,370)
                                        ------------   ------------   ------------   ------------   ------------    ------------
Total increase (decrease) in net
 assets . . . . . . . . . . . . . . .    (32,691,737)   (26,378,656)   (15,889,018)    14,892,890     14,905,022       3,367,201
Net assets at beginning of year . . .    134,794,658    161,173,314    177,062,332    311,393,022    296,488,000     293,120,799
                                        ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of year . . . . . .   $102,102,921   $134,794,658   $161,173,314   $326,285,912   $311,393,022    $296,488,000
                                        ============   ============   ============   ============   ============    ============





                                          International Equity Index
                                                  Subaccount
                                   -----------------------------------------
                                       2002          2001            2000
                                   -------------  ------------  ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income . . . . .   $    419,002   $   411,331    $  1,256,536
 Realized gains (losses) . . . .     (3,683,780)   (1,230,858)        527,088
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . .        767,757    (3,559,869)     (7,357,143)
                                   ------------   -----------    ------------
Net decrease in net assets
 resulting from operations . . .     (2,497,021)   (4,379,396)     (5,573,519)
                                   ------------   -----------    ------------
Policy transactions:
 Net premiums from policyholders
  and transfers for policy loans     22,382,912     6,546,143      16,151,560
 Transfers to policyholders for
  benefits, termination and
  policy loans . . . . . . . . .    (21,870,763)   (6,786,942)    (17,604,169)
 Net change in policy loans. . .       (107,925)       80,805         268,427
                                   ------------   -----------    ------------
Net increase (decrease) in net
 assets resulting from policy
 transactions. . . . . . . . . .        404,224      (159,994)     (1,184,182)
                                   ------------   -----------    ------------
Total decrease in net assets . .     (2,092,797)   (4,539,390)     (6,757,701)
Net assets at beginning of year.     20,601,948    25,141,338      31,899,039
                                   ------------   -----------    ------------
Net assets at end of year. . . .   $ 18,509,151   $20,601,948    $ 25,141,338
                                   ============   ===========    ============




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                                              Small Cap Growth                         Global Balanced
                                                                 Subaccount                              Subaccount
                                                  ----------------------------------------   -----------------------------------
                                                     2002          2001           2000          2002        2001          2000
                                                  ------------  ------------  -------------  -----------  ----------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   (57,096)  $   (62,004)  $  1,050,290   $   10,238   $   7,041    $   40,892
 Realized gains (losses). . . . . . . . . . . .    (3,500,804)   (3,273,803)     2,288,594      (59,836)   (109,568)      (15,033)
 Change in unrealized appreciation
  (depreciation) during the year. . . . . . . .      (709,719)    1,819,951     (6,989,013)     (24,573)     20,142      (129,800)
                                                  -----------   -----------   ------------   ----------   ---------    ----------
Net decrease in net assets resulting from
 operations . . . . . . . . . . . . . . . . . .    (4,267,619)   (1,515,856)    (3,650,129)     (74,171)    (82,385)     (103,941)
                                                  -----------   -----------   ------------   ----------   ---------    ----------
Policy transactions:
 Net premiums from policyholders and transfers
  for policy loans. . . . . . . . . . . . . . .    10,054,120    11,047,516     16,581,395      977,704     650,807       308,810
 Transfers to policyholders for benefits,
  termination and policy loans. . . . . . . . .    (8,170,444)   (8,179,056)   (12,139,157)    (450,600)   (553,161)     (397,631)
                                                  -----------   -----------   ------------   ----------   ---------    ----------
Net increase (decrease) in net assets resulting
 from policy transactions . . . . . . . . . . .     1,883,676     2,868,460      4,442,238      527,104      97,646       (88,821)
                                                  -----------   -----------   ------------   ----------   ---------    ----------
Total increase (decrease) in net assets . . . .    (2,383,943)    1,352,604        792,109      452,933      15,261      (192,762)
Net assets at beginning of year . . . . . . . .    12,970,291    11,617,687     10,825,578      999,731     984,470     1,177,232
                                                  -----------   -----------   ------------   ----------   ---------    ----------
Net assets at end of year . . . . . . . . . . .   $10,586,348   $12,970,291   $ 11,617,687   $1,452,664   $ 999,731    $  984,470
                                                  ===========   ===========   ============   ==========   =========    ==========





                                               Multi Cap Growth
                                                  Subaccount
                                  ------------------------------------------
                                      2002           2001            2000
                                  -------------  -------------  ---------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) .   $    (70,941)  $    (90,412)   $  3,012,855
 Realized gains (losses). . . .     (9,747,695)    (7,541,959)      3,196,857
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . .      3,601,741       (447,654)    (17,335,527)
                                  ------------   ------------    ------------
Net decrease in net assets
 resulting from operations. . .     (6,216,895)    (8,080,025)    (11,125,815)
                                  ------------   ------------    ------------
Policy transactions:
 Net premiums from policyholders
  and transfers for policy loans    13,325,032     19,009,136      24,005,539
 Transfers to policyholders for
  benefits, termination and
  policy loans. . . . . . . . .    (10,599,269)   (12,498,215)    (14,258,423)
                                  ------------   ------------    ------------
Net increase in net assets
 resulting from policy
 transactions . . . . . . . . .      2,725,763      6,510,921       9,747,116
                                  ------------   ------------    ------------
Total decrease in net assets. .     (3,491,132)    (1,569,104)     (1,378,699)
Net assets at beginning of year     17,904,452     19,473,556      20,852,255
                                  ------------   ------------    ------------
Net assets at end of year . . .   $ 14,413,320   $ 17,904,452    $ 19,473,556
                                  ============   ============    ============




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                                     Large Cap Value                                Money Market
                                                        Subaccount                                   Subaccount
                                         ----------------------------------------   --------------------------------------------
                                            2002           2001          2000           2002            2001             2000
                                         ------------  -------------  ------------  --------------  --------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $   505,875   $    127,507   $   503,295   $   1,883,096   $   3,317,252    $  4,354,966
 Realized gains (losses) . . . . . . .      (517,347)       423,762       126,864              --              --              --
 Change in unrealized appreciation
  (depreciation) during the year . . .    (2,804,440)      (350,171)      660,671              --              --              --
                                         -----------   ------------   -----------   -------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .    (2,815,912)       201,098     1,290,830       1,883,096       3,317,252       4,354,966
                                         -----------   ------------   -----------   -------------   -------------    ------------
Policy transactions:
 Net premiums from policyholders and
  transfers for policy loans . . . . .    14,632,583     19,479,666     8,255,210     217,366,454     172,249,381      88,021,053
 Transfers to policyholders for
  benefits, termination and policy
  loans. . . . . . . . . . . . . . . .    (9,278,935)   (13,063,494)   (9,001,071)   (206,141,341)   (159,566,884)    (88,733,326)
 Net change in policy loans. . . . . .            --             --            --       1,020,525        (724,780)        110,539
                                         -----------   ------------   -----------   -------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from policy transactions. .     5,353,648      6,416,172      (745,861)     12,245,638      11,957,717        (601,734)
                                         -----------   ------------   -----------   -------------   -------------    ------------
Total increase in net assets . . . . .     2,537,736      6,617,270       544,969      14,128,734      15,274,969       3,753,232
Net assets at beginning of year. . . .    16,715,532     10,098,262     9,553,293      95,666,842      80,391,873      76,638,641
                                         -----------   ------------   -----------   -------------   -------------    ------------
Net assets at end of year. . . . . . .   $19,253,268   $ 16,715,532   $10,098,262   $ 109,795,576   $  95,666,842    $ 80,391,873
                                         ===========   ============   ===========   =============   =============    ============




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                                     Small/Mid Cap Growth                         Real Estate Equity
                                                          Subaccount                                  Subaccount
                                            ---------------------------------------   ------------------------------------------
                                               2002          2001          2000           2002           2001            2000
                                            ------------  ------------  ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .   $    78,622   $   (73,257)  $ 1,256,776   $  1,422,812   $    696,441    $  1,313,350
 Realized gains (losses). . . . . . . . .    (1,258,976)     (981,468)     (293,946)       (87,516)     1,031,467        (982,035)
 Change in unrealized appreciation
  (depreciation) during the year. . . . .    (2,069,214)    1,362,634        32,687     (1,152,012)      (743,344)      3,101,113
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . .    (3,249,568)      307,909       995,517        183,284        984,564       3,432,428
                                            -----------   -----------   -----------   ------------   ------------    ------------
Policy transactions:
 Net premiums from policyholders and
  transfers for policy loans. . . . . . .     8,373,557     7,279,254     4,357,085     15,518,881     16,758,790       9,280,044
 Transfers to policyholders for benefits,
  termination and policy loans. . . . . .    (7,258,041)   (6,151,260)   (4,910,148)   (12,833,871)   (14,240,037)    (11,124,908)
 Net change in policy loans . . . . . . .            --            --            --        601,812       (106,683)        492,770
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policy transactions . . .     1,115,516     1,127,994      (553,063)     3,286,822      2,412,070      (1,352,094)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Total increase (decrease) in net assets .    (2,134,052)    1,435,903       442,454      3,470,106      3,396,634       2,080,334
Net assets at beginning of year . . . . .    14,287,930    12,852,027    12,409,573     18,855,440     15,458,806      13,378,472
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of year . . . . . . . .   $12,153,878   $14,287,930   $12,852,027   $ 22,325,546   $ 18,855,440    $ 15,458,806
                                            ===========   ===========   ===========   ============   ============    ============




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                                    Growth & Income                                    Managed
                                                      Subaccount                                      Subaccount
                                    -----------------------------------------------   ------------------------------------------
                                        2002             2001             2000            2002           2001            2000
                                    --------------  ---------------  ---------------  -------------  -------------  ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income. . . . . .   $  15,506,271   $   14,998,899   $  176,578,584   $  9,834,740   $ 11,762,030    $ 46,433,578
 Realized gains (losses). . . . .      (5,589,186)       7,486,424       29,822,980      1,133,382      7,196,215       6,751,143
 Change in unrealized depreciation
  during the year . . . . . . . .    (160,401,640)    (148,114,482)    (334,928,257)   (56,059,985)   (26,271,548)    (50,083,997)
                                    -------------   --------------   --------------   ------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from operations    (150,484,555)    (125,629,159)    (128,526,693)   (45,091,863)    (7,313,303)      3,100,724
                                    -------------   --------------   --------------   ------------   ------------    ------------
Policy transactions:
 Net premiums from policyholders
  and transfers for policy loans.      79,558,957       68,546,265       88,999,014     51,737,120     50,611,942      40,693,833
 Transfers to policyholders for
  benefits, termination and policy
  loans . . . . . . . . . . . . .    (105,521,402)    (117,945,932)    (150,673,591)   (61,520,740)   (59,147,863)    (65,528,220)
 Net change in policy loans . . .      (8,820,629)       5,352,327        8,156,702     (3,542,972)    (6,889,706)      3,281,229
                                    -------------   --------------   --------------   ------------   ------------    ------------
Net decrease in net assets
 resulting from policy
 transactions . . . . . . . . . .     (34,783,074)     (44,047,340)     (53,517,875)   (13,326,592)   (15,425,627)    (21,553,158)
                                    -------------   --------------   --------------   ------------   ------------    ------------
Total decrease in net assets. . .    (185,267,629)    (169,676,499)    (182,044,568)   (58,418,455)   (22,738,930)    (18,452,434)
Net assets at beginning of year .     927,018,487    1,096,694,986    1,278,739,554    458,881,386    481,620,316     500,072,750
                                    -------------   --------------   --------------   ------------   ------------    ------------
Net assets at end of year . . . .   $ 741,750,858   $  927,018,487   $1,096,694,986   $400,462,931   $458,881,386    $481,620,316
                                    =============   ==============   ==============   ============   ============    ============




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                                           Short-Term Bond                          Small Cap Equity
                                                              Subaccount                               Subaccount
                                                --------------------------------------   ---------------------------------------
                                                   2002          2001          2000         2002          2001           2000
                                                ------------  ------------  -----------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . .   $   173,465   $   105,698   $   61,416   $   (12,168)  $   (17,446)   $   247,666
 Realized gains (losses). . . . . . . . . . .        31,138        13,263      (16,575)     (369,248)     (965,308)      (493,450)
 Change in unrealized appreciation
  (depreciation) during the year. . . . . . .        21,049        23,040       35,100    (1,139,672)      833,167       (206,562)
                                                -----------   -----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . . .       225,652       142,001       79,941    (1,521,088)     (149,587)      (452,346)
                                                -----------   -----------   ----------   -----------   -----------    -----------
Policy transactions:
 Net premiums from policyholders and transfers
  for policy loans. . . . . . . . . . . . . .     5,440,787     2,763,151      803,554     7,880,585     6,336,087      3,192,940
 Transfers to policyholders for benefits,
  termination and policy loans. . . . . . . .    (3,485,770)   (1,264,860)    (503,216)   (6,011,200)   (5,249,414)    (3,573,614)
                                                -----------   -----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policy transactions . . . . .     1,955,017     1,498,291      300,338     1,869,385     1,086,673       (380,674)
                                                -----------   -----------   ----------   -----------   -----------    -----------
Total increase (decrease) in net assets . . .     2,180,669     1,640,292      380,279       348,297       937,086       (833,020)
Net assets at beginning of year . . . . . . .     3,150,054     1,509,762    1,129,483     4,215,482     3,278,396      4,111,416
                                                -----------   -----------   ----------   -----------   -----------    -----------
Net assets at end of year . . . . . . . . . .   $ 5,330,723   $ 3,150,054   $1,509,762   $ 4,563,779   $ 4,215,482    $ 3,278,396
                                                ===========   ===========   ==========   ===========   ===========    ===========




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                              International Opportunities Subaccount
                                            ------------------------------------------
                                                2002           2001           2000
                                            -------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income. . . . . . . . . .   $      8,320   $     10,624   $    270,954
 Realized gains (losses). . . . . . . . .       (519,721)    (1,827,992)       116,886
 Change in unrealized appreciation
  (depreciation) during the year. . . . .       (265,923)       631,002     (1,564,313)
                                            ------------   ------------   ------------
Net decrease in net assets resulting from
 operations . . . . . . . . . . . . . . .       (777,324)    (1,186,366)    (1,176,473)
                                            ------------   ------------   ------------
Policy transactions:
 Net premiums from policyholders and
  transfers for policy loans. . . . . . .     22,854,555     22,978,410     12,173,743
 Transfers to policyholders for benefits,
  termination and policy loans. . . . . .    (22,371,188)   (21,913,599)   (11,382,965)
                                            ------------   ------------   ------------
Net increase in net assets resulting from
 policy transactions. . . . . . . . . . .        483,367      1,064,811        790,778
                                            ------------   ------------   ------------
Total increase (decrease) in net assets .       (293,957)      (121,555)      (385,695)
Net assets at beginning of year . . . . .      4,803,336      4,924,891      5,310,586
                                            ------------   ------------   ------------
Net assets at end of year . . . . . . . .   $  4,509,379   $  4,803,336   $  4,924,891
                                            ============   ============   ============
                                                    Equity Index Subaccount
                                            ----------------------------------------
                                                2002          2001           2000
                                            -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income. . . . . . . . . .   $    347,273   $   177,150    $ 1,188,703
 Realized gains (losses). . . . . . . . .     (1,570,811)    1,649,010        946,085
 Change in unrealized appreciation
  (depreciation) during the year. . . . .     (6,970,683)   (5,391,314)    (4,757,606)
                                            ------------   -----------    -----------
Net decrease in net assets resulting from
 operations . . . . . . . . . . . . . . .     (8,194,221)   (3,565,154)    (2,622,818)
                                            ------------   -----------    -----------
Policy transactions:
 Net premiums from policyholders and          23,890,364    14,355,554     12,189,141
  transfers for policy loans. . . . . . .
 Transfers to policyholders for benefits,
  termination and policy loans. . . . . .    (14,462,451)   (7,121,900)    (5,133,282)
                                            ------------   -----------    -----------
Net increase in net assets resulting from
 policy transactions. . . . . . . . . . .      9,427,913     7,233,654      7,055,859
                                            ------------   -----------    -----------
Total increase (decrease) in net assets .      1,233,692     3,668,500      4,433,041
Net assets at beginning of year . . . . .     30,219,165    26,550,665     22,117,624
                                            ------------   -----------    -----------
Net assets at end of year . . . . . . . .   $ 31,452,857   $30,219,165    $26,550,665
                                            ============   ===========    ===========





                                                       Global Bond Subaccount              Emerging Markets Equity Subaccount
                                                -------------------------------------   ----------------------------------------
                                                   2002          2001         2000          2002          2001           2000
                                                ------------  -----------  -----------  -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . .   $   153,291   $   79,708   $   99,027   $     (3,661)  $    (3,026)   $    86,868
 Realized gains (losses). . . . . . . . . . .        28,731      (18,675)     (44,965)          (970)     (350,867)      (444,667)
 Change in unrealized appreciation
  (depreciation) during the year. . . . . . .       300,437     (112,702)     134,921       (116,112)      250,077       (303,818)
                                                -----------   ----------   ----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . . .       482,459      (51,669)     188,983       (120,743)     (103,816)      (661,617)
                                                -----------   ----------   ----------   ------------   -----------    -----------
Policy transactions:
 Net premiums from policyholders and transfers
  for policy loans. . . . . . . . . . . . . .     3,166,059      920,184      783,050     12,650,655    10,415,800      9,958,808
 Transfers to policyholders for benefits,
  termination and policy loans. . . . . . . .    (1,861,955)    (751,186)    (925,366)   (12,034,289)   (9,957,990)    (8,600,117)
                                                -----------   ----------   ----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policy transactions . . . . .     1,304,104      168,998     (142,316)       616,366       457,810      1,358,691
                                                -----------   ----------   ----------   ------------   -----------    -----------
Total increase in net assets. . . . . . . . .     1,786,563      117,329       46,667        495,623       353,994        697,074
Net assets at beginning of year . . . . . . .     2,046,671    1,929,342    1,882,675      1,446,802     1,092,808        395,734
                                                -----------   ----------   ----------   ------------   -----------    -----------
Net assets at end of year . . . . . . . . . .   $ 3,833,234   $2,046,671   $1,929,342   $  1,942,425   $ 1,446,802    $ 1,092,808
                                                ===========   ==========   ==========   ============   ===========    ===========




See accompanying notes.

                      John Hancock Variable Life Account U

                        For the years ended December 31,



                                                           Bond Index Subaccount               Small/Mid Cap CORE Subaccount
                                                   --------------------------------------   ------------------------------------
                                                      2002          2001          2000         2002          2001         2000
                                                   ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . . . . .   $   292,150   $   103,132   $   49,103   $     5,195   $    1,277    $  15,937
 Realized gains (losses) . . . . . . . . . . . .        73,316        34,959       (7,112)     (143,875)     (52,457)      10,460
 Change in unrealized appreciation (depreciation)
  during the year. . . . . . . . . . . . . . . .       165,447       (29,500)      49,798      (260,503)      88,695      (24,998)
                                                   -----------   -----------   ----------   -----------   ----------    ---------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .       530,913       108,591       91,789      (399,183)      37,515        1,399
                                                   -----------   -----------   ----------   -----------   ----------    ---------
Policy transactions:
 Net premiums from policyholders and transfers
  for policy loans . . . . . . . . . . . . . . .     9,927,603     3,466,695      728,511     8,645,109    1,801,658      740,752
 Transfers to policyholders for benefits,
  termination and policy loans . . . . . . . . .    (6,534,060)   (1,277,127)    (144,843)   (7,051,639)    (995,100)    (399,593)
                                                   -----------   -----------   ----------   -----------   ----------    ---------
Net increase in net assets resulting from policy
 transactions. . . . . . . . . . . . . . . . . .     3,393,543     2,189,568      583,668     1,593,470      806,558      341,159
                                                   -----------   -----------   ----------   -----------   ----------    ---------
Total increase in net assets . . . . . . . . . .     3,924,456     2,298,159      675,457     1,194,287      844,073      342,558
Net assets at beginning of year. . . . . . . . .     3,361,379     1,063,220      387,763     1,286,112      442,039       99,481
                                                   -----------   -----------   ----------   -----------   ----------    ---------
Net assets at end of year. . . . . . . . . . . .   $ 7,285,835   $ 3,361,379   $1,063,220   $ 2,480,399   $1,286,112    $ 442,039
                                                   ===========   ===========   ==========   ===========   ==========    =========





                               High Yield Bond Subaccount            Turner Core Growth Subaccount
                        -----------------------------------------   --------------------------------
                            2002           2001          2000         2002       2001         2000
                        -------------  -------------  ------------  ---------  ----------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $    188,865   $     74,802   $    22,487   $   (889)  $  (1,581)   $  52,855
 Realized gains
  (losses). . . . . .       (102,271)      (120,786)      (12,103)   (31,689)    (77,189)     102,027
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .        (86,607)        38,089       (40,003)   (53,031)    (22,334)    (208,949)
                        ------------   ------------   -----------   --------   ---------    ---------
Net decrease in net
 assets resulting from
 operations . . . . .            (13)        (7,895)      (29,619)   (85,609)   (101,104)     (54,067)
                        ------------   ------------   -----------   --------   ---------    ---------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans . . . . . . .     12,468,074     11,597,628     1,673,666    129,700     112,537      289,705
 Transfers to
  policyholders for
  benefits,
  termination and
  policy loans. . . .    (10,944,125)   (10,508,627)   (1,436,309)   (54,791)   (142,240)    (381,882)
                        ------------   ------------   -----------   --------   ---------    ---------
Net increase
 (decrease) in net
 assets resulting from
 policy transactions.      1,523,949      1,089,001       237,357     74,909     (29,703)     (92,177)
                        ------------   ------------   -----------   --------   ---------    ---------
Total increase
 (decrease) in net
 assets . . . . . . .      1,523,936      1,081,106       207,738    (10,700)   (130,807)    (146,244)
Net assets at
 beginning of year. .      1,379,445        298,339        90,601    259,141     389,948      536,192
                        ------------   ------------   -----------   --------   ---------    ---------
Net assets at end of
 year . . . . . . . .   $  2,903,381   $  1,379,445   $   298,339   $248,441   $ 259,141    $ 389,948
                        ============   ============   ===========   ========   =========    =========




See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and period ended December 31,



                                         Brandes International Equity Subaccount     Frontier Capital Appreciation Subaccount
                                        ----------------------------------------    -----------------------------------------
                                            2002           2001          2000           2002           2001            2000
                                        -------------  -------------  ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . .    $  28,792      $   4,990      $ 56,631      $  (5,008)     $  (4,417)      $ 217,366
 Realized gains (losses). . . . . . .      (52,147)       104,325        20,196       (151,692)        25,001         142,388
 Change in unrealized depreciation
  during the year . . . . . . . . . .     (102,502)      (189,182)      (44,043)      (147,127)        (8,462)       (339,964)
                                         ---------      ---------      --------      ---------      ---------       ---------
Net increase (decrease) in net assets
 resulting from operations. . . . . .     (125,857)       (79,867)       32,784       (303,827)        12,122          19,790
                                         ---------      ---------      --------      ---------      ---------       ---------
Policy transactions:
 Net premiums from policyholders and
  transfers for policy loans. . . . .      306,347        285,008       221,042        531,616        309,675         543,347
 Transfers to policyholders for
  benefits, termination and policy
  loans . . . . . . . . . . . . . . .     (145,768)      (303,906)      (86,260)      (207,698)      (282,058)       (399,772)
                                         ---------      ---------      --------      ---------      ---------       ---------
Net increase (decrease) in net assets
 resulting from policy transactions .      160,579        (18,898)      134,782        323,918         27,617         143,575
                                         ---------      ---------      --------      ---------      ---------       ---------
Total increase (decrease) in net
 assets . . . . . . . . . . . . . . .       34,722        (98,765)      167,566         20,091         39,739         163,365
Net assets at beginning of year . . .      656,929        755,694       588,128        931,778        892,039         728,674
                                         ---------      ---------      --------      ---------      ---------       ---------
Net assets at end of year . . . . . .    $ 691,651      $ 656,929      $755,694      $ 951,869      $ 931,778       $ 892,039
                                         =========      =========      ========      =========      =========       =========





                                         Clifton Enhanced US Equity Subaccount   Large Cap Aggressive Growth Subaccount
                                         --------------------------------------  ---------------------------------------
                                            2002          2001         2000          2002          2001          2000*
                                         ------------  -----------  -----------  -------------  ------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .    $  4,771      $ 2,063      $ 2,164      $      --      $     --       $   104
 Realized losses . . . . . . . . . . .      (7,342)      (1,090)        (203)       (15,625)       (8,961)         (105)
 Change in unrealized appreciation
  (depreciation) during the year or
  period . . . . . . . . . . . . . . .     (42,474)      (8,459)      (3,480)       (74,021)        2,871            18
                                          --------      -------      -------      ---------      --------       -------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     (45,045)      (7,486)      (1,519)       (89,646)       (6,090)           17
                                          --------      -------      -------      ---------      --------       -------
Policy transactions:
 Net premiums from policyholders and
  transfers for policy loans . . . . .     137,614       45,917        4,529        480,370       222,805         8,939
 Transfers to policyholders for
  benefits, termination and policy
  loans. . . . . . . . . . . . . . . .      (8,985)      (1,982)      (1,388)      (218,969)      (53,251)       (2,747)
                                          --------      -------      -------      ---------      --------       -------
Net increase in net assets resulting
 from policy transactions. . . . . . .     128,629       43,935        3,141        261,401       169,554         6,192
                                          --------      -------      -------      ---------      --------       -------
Total increase in net assets . . . . .      83,584       36,449        1,622        171,755       163,464         6,209
Net assets at beginning of year or
 period. . . . . . . . . . . . . . . .      52,210       15,761       14,139        169,673         6,209            --
                                          --------      -------      -------      ---------      --------       -------
Net assets at end of year or period. .    $135,794      $52,210      $15,761      $ 341,428      $169,673       $ 6,209
                                          ========      =======      =======      =========      ========       =======




* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,



                         Fundamental Growth Subaccount      AIM V.I. Premier Equity Subaccount
                        --------------------------------   -----------------------------------
                          2002        2001       2000*        2002          2001         2000*
                        ----------  ----------  ---------  ------------  ------------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $      --   $      --   $  9,207   $    4,994    $    1,133     $   550
 Realized losses. . .     (46,571)    (49,628)       (20)     (71,716)       (1,282)         (7)
 Change in unrealized
  depreciation during
  the year or period.     (73,130)    (10,636)    (8,739)    (357,636)      (19,270)       (709)
                        ---------   ---------   --------   ----------    ----------     -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (119,701)    (60,264)       448     (424,358)      (19,419)       (166)
                        ---------   ---------   --------   ----------    ----------     -------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans . . . . . . .     468,493     437,823    112,464    1,529,258     1,379,214      24,670
 Transfers to
  policyholders for
  benefits,
  termination and
  policy loans. . . .    (294,882)   (169,475)   (18,902)    (903,923)     (330,488)         --
                        ---------   ---------   --------   ----------    ----------     -------
Net increase in net
 assets resulting from
 policy transactions.     173,611     268,348     93,562      625,335     1,048,726      24,670
                        ---------   ---------   --------   ----------    ----------     -------
Total increase in net
 assets . . . . . . .      53,910     208,084     94,010      200,977     1,029,307      24,504
Net assets at
 beginning of year or
 period . . . . . . .     302,094      94,010         --    1,053,811        24,504          --
                        ---------   ---------   --------   ----------    ----------     -------
Net assets at end of
 year or period . . .   $ 356,004   $ 302,094   $ 94,010   $1,254,788    $1,053,811     $24,504
                        =========   =========   ========   ==========    ==========     =======





                          Fidelity VIP Growth Subaccount     Fidelity VIP Contrafund Subaccount
                        ----------------------------------   -----------------------------------
                           2002          2001       2000*       2002          2001         2000*
                        ------------  -----------  --------  ------------  ------------  ----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $     1,842   $       --   $    --   $     7,823   $       299    $    --
 Realized losses. . .      (105,965)     (22,794)      (20)      (19,415)       (4,273)       (10)
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .      (464,001)      (2,000)   (1,647)     (166,387)       17,286         60
                        -----------   ----------   -------   -----------   -----------    -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .      (568,124)     (24,794)   (1,667)     (177,979)       13,312         50
                        -----------   ----------   -------   -----------   -----------    -------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans . . . . . . .     2,064,147    1,957,940    52,642     2,575,159     2,325,411     23,470
 Transfers to
  policyholders for
  benefits,
  termination and
  policy loans. . . .    (1,285,185)    (534,703)     (290)   (1,256,593)   (1,370,372)      (275)
                        -----------   ----------   -------   -----------   -----------    -------
Net increase in net
 assets resulting from
 policy transactions.       778,962    1,423,237    52,352     1,318,566       955,039     23,195
                        -----------   ----------   -------   -----------   -----------    -------
Total increase in net
 assets . . . . . . .       210,838    1,398,443    50,685     1,140,587       968,351     23,245
Net assets at
 beginning of year or
 period . . . . . . .     1,449,128       50,685        --       991,596        23,245         --
                        -----------   ----------   -------   -----------   -----------    -------
Net assets at end of
 year or period . . .   $ 1,659,966   $1,449,128   $50,685   $ 2,132,183   $   991,596    $23,245
                        ===========   ==========   =======   ===========   ===========    =======




* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,



                         Janus Aspen Global Technology      Janus Aspen Worldwide Growth
                                  Subaccount                        Subaccount
                        -------------------------------   -------------------------------
                          2002        2001       2000*      2002        2001        2000*
                        ----------  ----------  --------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $      --   $     978   $   161   $   4,234   $     721    $    11
 Realized losses. . .     (39,025)    (13,100)     (328)    (46,285)     (6,832)      (303)
 Change in unrealized
  depreciation during
  the year or period.    (156,346)    (26,650)   (2,171)   (140,520)    (24,118)    (1,596)
                        ---------   ---------   -------   ---------   ---------    -------
Net decrease in net
 assets resulting from
 operations . . . . .    (195,371)    (38,772)   (2,338)   (182,571)    (30,229)    (1,888)
                        ---------   ---------   -------   ---------   ---------    -------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans . . . . . . .     613,407     432,272    33,453     862,872     637,006     42,474
 Transfers to
  policyholders for
  benefits,
  termination and
  policy loans. . . .    (286,365)   (131,462)   (3,332)   (453,762)   (167,525)    (2,773)
                        ---------   ---------   -------   ---------   ---------    -------
Net increase in net
 assets resulting from
 policy transactions.     327,042     300,810    30,121     409,110     469,481     39,701
                        ---------   ---------   -------   ---------   ---------    -------
Total increase in net
 assets . . . . . . .     131,671     262,038    27,783     226,539     439,252     37,813
Net assets at
 beginning of year or
 period . . . . . . .     289,821      27,783        --     477,065      37,813         --
                        ---------   ---------   -------   ---------   ---------    -------
Net assets at end of
 year or period . . .   $ 421,492   $ 289,821   $27,783   $ 703,604   $ 477,065    $37,813
                        =========   =========   =======   =========   =========    =======





                                                                     Templeton
                            MFS New Discovery Series               International
                                   Subaccount                       Subaccount
                        --------------------------------   -----------------------------
                          2002         2001       2000*      2002        2001      2000*
                        ----------  -----------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $      --   $    4,478   $     1   $   1,465   $  2,295    $   (1)
 Realized gains
  (losses). . . . . .     (18,145)      (8,883)     (365)    (19,037)    13,798        --
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .    (188,684)      18,620       (51)      6,539    (25,301)      298
                        ---------   ----------   -------   ---------   --------    ------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (206,829)      14,215      (415)    (11,033)    (9,208)      297
                        ---------   ----------   -------   ---------   --------    ------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans . . . . . . .     793,651    1,106,171     9,575     481,025    116,414     7,795
 Transfers to
  policyholders for
  benefits,
  termination and
  policy loans. . . .    (424,212)    (669,227)   (4,105)   (461,899)   (24,947)     (110)
                        ---------   ----------   -------   ---------   --------    ------
Net increase in net
 assets resulting from
 policy transactions.     369,439      436,944     5,470      19,126     91,467     7,685
                        ---------   ----------   -------   ---------   --------    ------
Total increase in net
 assets . . . . . . .     162,610      451,159     5,055       8,093     82,259     7,982
Net assets at
 beginning of year or
 period . . . . . . .     456,214        5,055        --      90,241      7,982        --
                        ---------   ----------   -------   ---------   --------    ------
Net assets at end of
 year or period . . .   $ 618,824   $  456,214   $ 5,055   $  98,334   $ 90,241    $7,982
                        =========   ==========   =======   =========   ========    ======




* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,



                           V.A. Relative Value     V.A. Financial Industries
                                Subaccount                Subaccount
                           --------------------   ---------------------------
                             2002       2001*         2002           2001*
                           ----------  ---------  -------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income .   $   2,947   $    153    $   5,412       $    873
 Realized gains (losses)     (14,558)     6,179      (19,341)         4,474
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period . .    (152,654)    22,699      (70,398)          (697)
                           ---------   --------    ---------       --------
Net increase (decrease)
 in net assets resulting
 from operations . . . .    (164,265)    29,031      (84,327)         4,650
                           ---------   --------    ---------       --------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans. . . . . . . . .     516,095    312,005      659,519        182,998
 Transfers to
  policyholders for
  benefits, termination
  and policy loans . . .    (281,632)   (96,377)    (251,169)       (14,329)
                           ---------   --------    ---------       --------
Net increase in net
 assets resulting from
 policy transactions . .     234,463    215,628      408,350        168,669
                           ---------   --------    ---------       --------
Total increase in net
 assets. . . . . . . . .      70,198    244,659      324,023        173,319
Net assets at beginning
 of year or period . . .     244,659         --      173,319             --
                           ---------   --------    ---------       --------
Net assets at end of year
 or period . . . . . . .   $ 314,857   $244,659    $ 497,342       $173,319
                           =========   ========    =========       ========





                              V.A. Strategic Income    Health Sciences Fund
                                   Subaccount               Subaccount
                              ----------------------  ----------------------
                                 2002       2001*        2002         2001*
                              -----------  ---------  -----------  ------------
Increase (decrease) in net
 assets from operations:
 Net investment income. . .   $   8,811    $   764    $   1,833     $     --
 Realized losses. . . . . .        (474)        (5)     (14,793)         (88)
 Change in unrealized
  appreciation
  (depreciation) during the
  year or period. . . . . .       5,115       (339)     (83,509)        (465)
                              ---------    -------    ---------     --------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .      13,452        420      (96,469)        (553)
                              ---------    -------    ---------     --------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy loans    402,766     37,148      995,504      275,806
 Transfers to policyholders
  for benefits, termination
  and policy loans. . . . .    (171,535)    (4,900)    (357,671)     (62,674)
                              ---------    -------    ---------     --------
Net increase in net assets
 resulting from policy
 transactions . . . . . . .     231,231     32,248      637,833      213,132
                              ---------    -------    ---------     --------
Total increase in net assets    244,683     32,668      541,364      212,579
Net assets at beginning of
 year or period . . . . . .      32,668         --      212,579           --
                              ---------    -------    ---------     --------
Net assets at end of year or
 period . . . . . . . . . .   $ 277,351    $32,668    $ 753,943     $212,579
                              =========    =======    =========     ========




* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,



                              Large Cap Value Core      Fundamental Value
                                   Subaccount              Subaccount
                              ---------------------  ------------------------
                                2002       2001*        2002          2001*
                              ----------  ---------  ------------  ------------
Increase (decrease) in net
 assets from operations:
 Net investment income. . .   $   4,502   $    149   $    59,297    $      609
 Realized gains (losses). .     (18,489)      (115)     (494,204)        1,675
 Change in unrealized
  appreciation
  (depreciation) during the
  year or period. . . . . .     (57,898)     2,071    (1,146,562)       48,877
                              ---------   --------   -----------    ----------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .     (71,885)     2,105    (1,581,469)       51,161
                              ---------   --------   -----------    ----------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy loans    636,510    183,982     7,156,221     4,636,089
 Transfers to policyholders
  for benefits, termination
  and policy loans. . . . .    (291,133)    (6,841)   (5,946,237)    2,881,118
                              ---------   --------   -----------    ----------
Net increase in net assets
 resulting from policy
 transactions . . . . . . .     345,377    177,141     1,209,984     7,517,207
                              ---------   --------   -----------    ----------
Total increase (decrease) in
 net assets . . . . . . . .     273,492    179,246      (371,485)    7,568,368
Net assets at beginning of
 year or period . . . . . .     179,246         --     7,568,368            --
                              ---------   --------   -----------    ----------
Net assets at end of year or
 period . . . . . . . . . .   $ 452,738   $179,246   $ 7,196,883    $7,568,368
                              =========   ========   ===========    ==========





                                  Small Cap Value          AIM V.I. Growth
                                     Subaccount              Subaccount
                              ------------------------   -------------------
                                 2002         2001*        2002       2001*
                              ------------  -----------  ---------  -----------
Increase (decrease) in net
 assets from operations:
 Net investment income. . .   $    76,591   $    3,485   $     --    $    306
 Realized gains (losses). .         2,272       (4,533)    (5,706)       (465)
 Change in unrealized
  appreciation
  (depreciation) during the
  year or period. . . . . .      (336,861)      81,499    (51,342)      3,097
                              -----------   ----------   --------    --------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .      (257,998)      80,451    (57,048)      2,938
                              -----------   ----------   --------    --------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy loans    3,650,241    1,723,123    154,413     129,548
 Transfers to policyholders
  for benefits, termination
  and policy loans. . . . .    (1,557,818)    (560,353)   (57,776)     (4,456)
                              -----------   ----------   --------    --------
Net increase in net assets
 resulting from policy
 transactions . . . . . . .     2,092,423    1,162,770     96,637     125,092
                              -----------   ----------   --------    --------
Total increase in net assets    1,834,425    1,243,221     39,589     128,030
Net assets at beginning of
 year or period . . . . . .     1,243,221           --    128,030          --
                              -----------   ----------   --------    --------
Net assets at end of year or
 period . . . . . . . . . .   $ 3,077,646   $1,243,221   $167,619    $128,030
                              ===========   ==========   ========    ========




* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                  For the years and periods ended December 31,



                           MFS Investors Growth Stock   MFS Research Series
                                   Subaccount                Subaccount
                           ---------------------------  --------------------
                               2002          2001*        2002        2001*
                           -------------  ------------  ----------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income .    $      --      $     --     $    278     $    --
 Realized losses . . . .       (9,532)       (3,728)      (6,041)       (249)
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period . .      (41,640)        1,135      (25,716)      5,412
                            ---------      --------     --------     -------
Net increase (decrease)
 in net assets resulting
 from operations . . . .      (51,172)       (2,593)     (31,479)      5,163
                            ---------      --------     --------     -------
Policy transactions:
 Net premiums from
  policyholders and
  transfers for policy
  loans. . . . . . . . .      476,935       100,391      219,980      84,525
 Transfers to
  policyholders for
  benefits, termination
  and policy loans . . .     (167,923)      (55,051)     (95,292)     (4,421)
                            ---------      --------     --------     -------
Net increase in net
 assets resulting from
 policy transactions . .      309,012        45,340      124,688      80,104
                            ---------      --------     --------     -------
Total increase in net
 assets. . . . . . . . .      257,840        42,747       93,209      85,267
Net assets at beginning
 of year or period . . .       42,747            --       85,267          --
                            ---------      --------     --------     -------
Net assets at end of year
 or period . . . . . . .    $ 300,587      $ 42,747     $178,476     $85,267
                            =========      ========     ========     =======





                               AIM V.I. Capital                Fidelity VIP II
                                 Development     CSI Equity       Overseas
                                  Subaccount     Subaccount      Subaccount
                               ----------------  -----------  -----------------
                                    2002*           2002*           2002*
                               ----------------  -----------  -----------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)      $    --       $       --       $     --
 Realized losses . . . . . .          (103)            (118)          (595)
 Change in unrealized
  depreciation during the
  period . . . . . . . . . .          (690)         (27,222)        (2,573)
                                   -------       ----------       --------
Net decrease in net assets
 resulting from operations .          (793)         (27,340)        (3,168)
                                   -------       ----------       --------
Policy transactions:
 Net premiums from
  policyholders and transfers
  for policy loans . . . . .        72,699        2,082,815        146,962
 Transfers to policyholders
  for benefits, termination
  and policy loans . . . . .        (7,764)        (140,162)       (76,197)
                                   -------       ----------       --------
Net increase in net assets
 resulting from policy
 transactions. . . . . . . .        64,935        1,942,653         70,765
                                   -------       ----------       --------
Total increase in net assets        64,142        1,915,313         67,597
Net assets at beginning of
 period. . . . . . . . . . .            --               --             --
                                   -------       ----------       --------
Net assets at end of period.       $64,142       $1,915,313       $ 67,597
                                   =======       ==========       ========




* From commencement of operations (refer to footnote b in notes to financial statements #5)

See accompanying notes.

                      John Hancock Variable Life Account U

                         Notes to Financial Statements

                               December 31, 2002


1.  Organization

John Hancock Variable Life Account U (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock).
 The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. Currently, the Account funds the Medallion Variable Life, Medallion Variable Life Plus, Annual Premium Variable Life (VLI), Medallion Variable Universal Life Edge, eVariable Life, Medallion Variable Life Plus and Medallion Variable Life Edge Policies. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of forty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust), the John Hancock Declaration Trust (Declaration Trust) or as other Outside Investment Trusts (Outside Trusts). New subaccounts may be added as new Portfolios are added to the Trust, Declaration Trust or Outside Trusts or as other investment options are developed and made available to policyholders. The forty-seven Portfolios of the Trust which are currently available are the the Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Global Balanced, Multi Cap Growth (formerly Mid Cap Growth), Large Cap Value, Money Market, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, Global Bond, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced US Equity, Large Cap Aggressive Growth, Fundamental Growth, AIM V.I. Premier Equity (formerly AIM V.I.Value), Fidelity VIP Growth, Fidelity VIP Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, Templeton International, V.A Relative Value, V.A. Financial Industries, V.A. Strategic Income, Health Sciences Fund, Large Cap Value CORE, Fundamental Value (formerly Large/Mid Cap Value), Small Cap Value, AIM V.I. Growth, MFS Investors Growth Stock, MFS Research Series, AIM V.I. Capital Development, CSI Equity, and Fidelity VIP II Overseas Subaccounts. Each Portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

                      John Hancock Variable Life Account U

2.  Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Investment in shares of the Trust, Declaration Trust and of the Outside Trusts are valued at the reported net asset values of the respective underlying Portfolios. Investment transactions are recorded on the trade date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

Expenses

JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .60%, depending on the type of policy, of net assets (excluding policy loans and policies for which no mortality and expense risk is charged) of the Account.
 Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

                      John Hancock Variable Life Account U

2.  Significant Accounting Policies (continued)

Amounts Receivable/Payable

Receivables/Payables to/from Portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective portfolios' shares. The amounts are due to/from either the respective Portfolio and/or John Hancock Variable Life Insurance Company for the benefit of policyholders.

Policy Loans

Policy loans represent outstanding loans plus accrued interest. Interest is accrued and compounded daily (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness in policy years 1-20 and .25% thereafter).


3.  Transaction with Affiliates

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.


4.  Details of Investments

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts at December 31, 2002 were as follows:


Subaccount                           Shares Owned      Cost          Value
----------                           ------------      ----          -----
Large Cap Growth . . . . . . . . .     7,233,299   $155,574,066   $ 80,881,650
Active Bond. . . . . . . . . . . .    26,895,029    260,239,704    260,786,552
International Equity Index . . . .     1,550,043     20,853,459     15,581,896
Small Cap Growth . . . . . . . . .     1,283,677     13,426,479     10,586,348
Global Balanced. . . . . . . . . .       183,328      1,585,804      1,452,664
Multi Cap Growth . . . . . . . . .     2,166,531     20,951,081     14,413,320
Large Cap Value. . . . . . . . . .     1,616,628     22,065,157     19,253,268
Money Market . . . . . . . . . . .    93,736,266     93,736,265     93,736,265
Small/Mid Cap Growth . . . . . . .     1,106,942     14,100,413     12,153,878
Real Estate Equity . . . . . . . .     1,500,369     20,489,682     19,188,623
Growth & Income. . . . . . . . . .    60,743,170    908,718,013    559,852,198
Managed. . . . . . . . . . . . . .    28,337,842    388,803,849    315,885,164
Short-Term Bond. . . . . . . . . .       521,040      5,279,467      5,330,723
Small Cap Equity . . . . . . . . .       724,830      5,464,224      4,563,779
International Opportunities. . . .       596,771      4,613,411      4,509,379
Equity Index . . . . . . . . . . .     2,767,721     43,263,366     31,452,857
Global Bond. . . . . . . . . . . .       346,496      3,621,744      3,833,234

                      John Hancock Variable Life Account U

4.  Details of Investments (continued)


Subaccount                               Shares Owned     Cost        Value
----------                               ------------     ----        -----
Emerging Markets Equity. . . . . . . .     324,203     $2,025,698   $1,942,425
Bond Index . . . . . . . . . . . . . .     707,414      7,123,106    7,285,835
Small/Mid Cap CORE . . . . . . . . . .     299,418      2,674,194    2,480,399
High Yield Bond. . . . . . . . . . . .     491,395      2,992,439    2,903,381
Turner Core Growth . . . . . . . . . .      25,300        432,598      248,441
Brandes International Equity . . . . .      69,373        889,146      691,651
Frontier Capital Appreciation. . . . .      75,247      1,258,107      951,869
Clifton Enhanced US Equity . . . . . .      13,942        191,086      135,794
Large Cap Aggressive Growth. . . . . .      61,276        412,560      341,428
Fundamental Growth . . . . . . . . . .      60,195        448,509      356,004
AIM V.I. Premier Equity. . . . . . . .      77,361      1,632,403    1,254,788
Fidelity VIP Growth. . . . . . . . . .      71,121      2,127,614    1,659,966
Fidelity VIP Contrafund. . . . . . . .     118,192      2,281,224    2,132,183
Janus Aspen Global Technology. . . . .     174,893        606,659      421,492
Janus Aspen Worldwide Growth . . . . .      33,585        869,838      703,604
MFS New Discovery Series . . . . . . .      59,274        788,939      618,824
Templeton International. . . . . . . .      10,439        116,798       98,334
V.A Relative Value . . . . . . . . . .      56,325        444,812      314,857
V.A. Financial Industries. . . . . . .      42,874        568,437      497,342
V.A. Strategic Income. . . . . . . . .      31,984        272,526      277,302
Health Sciences Fund . . . . . . . . .      96,318        837,917      753,943
Large Cap Value CORE . . . . . . . . .      56,975        508,565      452,738
Fundamental Value. . . . . . . . . . .     827,679      8,294,568    7,196,883
Small Cap Value. . . . . . . . . . . .     245,296      3,333,008    3,077,646
AIM V.I. Growth. . . . . . . . . . . .      14,834        215,864      167,619
MFS Investors Growth Stock . . . . . .      42,456        341,092      300,587
MFS Research Series. . . . . . . . . .      16,556        198,780      178,476
AIM V.I. Capital Development . . . . .       6,853         64,832       64,142
CSI Equity . . . . . . . . . . . . . .     192,881      1,942,535    1,915,313
Fidelity VIP II Overseas . . . . . . .       6,179         70,170       67,597

                      John Hancock Variable Life Account U

4.  Details of Investments (continued)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts during 2002 were as follows:


Subaccount                                          Purchases        Sales
----------                                          ---------        -----
Large Cap Growth . . . . . . . . . . . . . . . .   $ 10,129,679   $  9,439,295
Active Bond. . . . . . . . . . . . . . . . . . .     34,514,524     26,219,798
International Equity Index . . . . . . . . . . .     20,704,338     19,770,244
Small Cap Growth . . . . . . . . . . . . . . . .      6,860,582      5,034,003
Global Balanced. . . . . . . . . . . . . . . . .        811,815        274,473
Multi Cap Growth . . . . . . . . . . . . . . . .      8,635,259      5,980,437
Large Cap Value. . . . . . . . . . . . . . . . .     10,320,377      4,460,854
Money Market . . . . . . . . . . . . . . . . . .    115,984,862    102,906,023
Small/Mid Cap Growth . . . . . . . . . . . . . .      6,707,870      5,513,732
Real Estate Equity . . . . . . . . . . . . . . .     13,024,101      8,937,144
Growth & Income. . . . . . . . . . . . . . . . .     34,655,054     44,860,423
Managed. . . . . . . . . . . . . . . . . . . . .     25,494,181     25,542,001
Short-Term Bond. . . . . . . . . . . . . . . . .      3,139,204      1,010,722
Small Cap Equity . . . . . . . . . . . . . . . .      7,109,968      5,252,751
International Opportunities. . . . . . . . . . .     20,611,953     20,120,266
Equity Index . . . . . . . . . . . . . . . . . .     16,271,847      6,496,661
Global Bond. . . . . . . . . . . . . . . . . . .      2,966,561      1,509,166
Emerging Markets Equity. . . . . . . . . . . . .     11,786,323     11,173,619
Bond Index . . . . . . . . . . . . . . . . . . .      7,586,849      3,901,157
Small/Mid Cap CORE . . . . . . . . . . . . . . .      7,931,207      6,332,542
High Yield Bond. . . . . . . . . . . . . . . . .     11,965,134     10,252,320
Turner Core Growth . . . . . . . . . . . . . . .        110,615         36,595
Brandes International Equity . . . . . . . . . .        365,909        176,539
Frontier Capital Appreciation. . . . . . . . . .        495,204        176,293
Clifton Enhanced US Equity . . . . . . . . . . .        146,804         13,405
Large Cap Aggressive Growth. . . . . . . . . . .        328,135         66,735
Fundamental Growth . . . . . . . . . . . . . . .        303,424        129,813
AIM V.I. Premier Equity. . . . . . . . . . . . .        863,443        233,114
Fidelity VIP Growth. . . . . . . . . . . . . . .      1,294,810        514,006
Fidelity VIP Contrafund. . . . . . . . . . . . .      1,633,392        307,004
Janus Aspen Global Technology. . . . . . . . . .        384,958         57,916
Janus Aspen Worldwide Growth . . . . . . . . . .        549,078        135,734
MFS New Discovery Series . . . . . . . . . . . .        474,554        105,115
Templeton International. . . . . . . . . . . . .        480,652        460,061
V.A Relative Value . . . . . . . . . . . . . . .        327,359         89,949
V.A. Financial Industries. . . . . . . . . . . .        507,878         94,116
V.A. Strategic Income. . . . . . . . . . . . . .        266,939         26,946

                      John Hancock Variable Life Account U

4.  Details of Investments (continued)


Subaccount                                             Purchases      Sales
----------                                             ---------      -----
Health Sciences Fund . . . . . . . . . . . . . . . .   $  731,297   $   91,631
Large Cap Value CORE . . . . . . . . . . . . . . . .      555,349      205,470
Fundamental Value. . . . . . . . . . . . . . . . . .    5,836,119    4,566,837
Small Cap Value. . . . . . . . . . . . . . . . . . .    2,496,503      327,489
AIM V.I. Growth. . . . . . . . . . . . . . . . . . .      132,516       35,879
MFS Investors Growth Stock . . . . . . . . . . . . .      350,682       41,670
MFS Research Series. . . . . . . . . . . . . . . . .      179,179       54,213
AIM V.I. Capital Development . . . . . . . . . . . .       67,010        2,075
CSI Equity . . . . . . . . . . . . . . . . . . . . .    2,031,994       89,341
Fidelity VIP II Overseas . . . . . . . . . . . . . .       77,795        7,030



5. Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                              For the years and periods ended
                                        At December 31,                                December 31,
                              ------------------------------------  ---------------------------------------------------
                                             Unit                       Expenses       Investment          Total
                              Units       Fair Value       Assets        Ratio*          Income          Return***
     Subaccount               (000s)  Lowest to Highest    (000s)   Lowest to Highest   Ratio**      Lowest to Highest
---------------------         ------  ------------------  --------  -----------------  ----------  --------------------
Large Cap Growth       2002     218   $ 39.53 to $ 41.17  $102,103     0% to 0.6%        0.26%      (25.85)% to (25.40)%
                       2001     643     53.31 to 58.93     134,796     0.6 to 0.75       0.25       (18.02) to 495.90/c/

Active Bond            2002     518     29.45 to 35.78     326,286      0 to 0.6         4.16           5.97 to 6.62
                       2001     525     27.79 to 66.98     311,393     0.6 to 0.75       7.43        7.50 to 235.60/c/

International Equity
 Index                 2002     233     15.36 to 16.51      18,509      0 to 0.6         1.59        (14.24) to (13.79)
                       2001     351     17.91 to 19.15      20,602     0.6 to 0.75       2.11       (20.79) to 91.50/c/

Small Cap Growth       2002   1,025     10.48 to 10.90      10,586      0 to 0.6         --/a/       (28.80) to (28.43)
                       2001     877     14.72 to 15.23      12,970     0.6 to 0.75       --/a/      (13.11) to 52.30/c/

Global Balanced        2002     138     10.51 to 10.94       1,453      0 to 0.6         1.27         (5.91) to (5.36)
                       2001      89     11.17 to 11.56       1,000         0.6           1.61        (6.99) to 15.60/c/

Multi Cap Growth       2002   1,493     9.89 to 10.29       14,413      0 to 0.6         --/a/       (30.60) to (30.05)
                       2001   1,252     14.25 to 14.71      17,904         0.6           --/a/      (37.22) to 47.10/c/

Large Cap Value        2002   1,204     16.22 to 16.88      19,253      0 to 0.6         1.70        (11.22) to (10.69)
                       2001     907     18.27 to 18.90      16,716         0.6           1.83          0.66 to 89/c/

                      John Hancock Variable Life Account U

5. Unit Values (continued)


                                                                                   For the years and periods ended
                                             At December 31,                                December 31,
                                   ------------------------------------  ---------------------------------------------------
                                                  Unit                       Expenses       Investment          Total
                                   Units       Fair Value       Assets        Ratio*          Income          Return***
        Subaccount                 (000s)  Lowest to Highest    (000s)   Lowest to Highest   Ratio**      Lowest to Highest
---------------------------        ------  ------------------  --------  -----------------  ----------  --------------------
Money Market                 2002  2,422   $ 14.66 to $ 19.93  $109,796     0% to 0.60%       1.23%         0.91% to 1.52%
                             2001  1,737     14.44 to 34.50      95,667     0.6 to 0.75       4.52         3.29 to 44.40/c/

Small/Mid Cap Growth         2002    701     17.72 to 18.66      12,154      0 to 0.6         --/a/       (19.38) to (18.87)
                             2001    648     21.98 to 23.00      14,288         0.6           --/a/         2.23 to 130/c/

Real Estate Equity           2002    604         33.08           22,326         --            3.95               2.00
                             2001    207     30.60 to 32.43      18,855     0.6 to 0.75       5.34        5.12 to 224.30/c/

Growth & Income              2002    148    39.50 and 48.11     741,751      0 and 0.6        0.57       (20.14) and (19.66)
                             2001  1,465    49.46 to 137.76     927,018     0.6 to 0.75       0.64       (15.96) to 498.80/c/

Managed                      2002  1,520         40.28          400,463         --            1.42             (11.57)
                             2001  1,244     38.08 to 45.55     458,881     0.6 to 0.75       2.69       (3.40) to 355.50/c/

Short-Term Bond              2002    329     15.70 to 16.54       5,331      0 to 0.6         4.29           4.81 to 5.48
                             2001    207     14.98 to 15.68       3,150         0.6           6.60         7.46 to 56.80/c/

Small Cap Equity             2002    595      7.80 to 8.12        4,564      0 to 0.6         0.22        (26.90) to (26.45)
                             2001    394     10.67 to 11.04       4,215         0.6           0.07        (4.30) to 10.40/c/

International Opportunities  2002    509      8.92 to 9.28        4,509      0 to 0.6         0.69        (17.48) to (16.99)
                             2001    443     10.81 to 11.18       4,803         0.6           1.01       (21.38) to 11.80/c/

Equity Index                 2002  2,201     14.55 to 15.15      31,453      0 to 0.6         1.42        (20.23) to (19.67)
                             2001  1,647     18.24 to 18.87      30,219         0.6           1.51       (12.48) to 88.60/c/

Global Bond                  2002    243     15.46 to 16.08       3,833      0 to 0.6         5.02          16.59 to 17.20
                             2001    154     10.00 to 13.92       2,047         0.6           7.05        (2.00) to 37.20/c/

Emerging Markets Equity      2002    285      6.87 to 7.07        1,942      0 to 0.6         0.25         (5.76) to (5.23)
                             2001    198      7.29 to 7.46        1,447         0.6           0.34       (25.40)/c/ to (3.62)

Bond Index                   2002    532     13.36 to 13.73       7,286      0 to 0.6         5.39           8.53 to 9.14
                             2001    270     12.31 to 12.58       3,361         0.6           6.79         7.04 to 25.80/c/

                      John Hancock Variable Life Account U

5. Unit Values (continued)


                                                                            For the years and periods ended
                                        At December 31,                               December 31,
                               ---------------------------------  ----------------------------------------------------
                                             Unit                     Expenses       Investment           Total
                               Units       Fair Value     Assets       Ratio*          Income           Return***
      Subaccount               (000s)  Lowest to Highest  (000s)  Lowest to Highest   Ratio**       Lowest to Highest
-----------------------        ------  -----------------  ------  -----------------  ----------  ---------------------
Small/Mid Cap CORE       2002   259    $ 9.65 to $ 9.93   $2,480     0% to 0.6%         0.55%     (13.76)% to (13.20)%
                         2001   114     11.19 to 11.44     1,286         0.6            0.48        0.53 to 14.40/c/

High Yield Bond          2002   332      8.63 to 8.87      2,903      0 to 0.6         10.02        (5.06) to (4.52)
                         2001   151      9.09 to 9.29      1,379         0.6           10.95        (7.10)/c/ to 2.09

Turner Core Growth       2002    19     13.38 to 15.03       248      0 to 0.6          0.25       (24.24) to (23.78)
                         2001    15     17.66 to 19.72       259         0.6            0.15       (24.04) to (23.60)

Brandes International
 Equity                  2002    53     13.30 and 13.61      692      0 to 0.6          1.33       (14.19) and (13.70)
                         2001    42     15.50 to 15.86       657         0.6            1.88       (13.26) to (12.78)

Frontier Capital
 Appreciation            2002    57     16.97 to 18.34       952      0 to 0.6         --/a/       (23.66) to (22.59)
                         2001    42     22.23 to 23.88       932         --            --/a/        (1.81) to (1.64)

Clifton Enhanced US
 Equity                  2002    18          10.73           136         --             4.44             (22.64)
                         2001     5     10.25 to 13.90        52         0.6            6.38       (13.50) to (13.04)

Large Cap Aggressive
 Growth                  2002    60          5.93            340         --            --/a/             (28.81)
                         2001    20          8.33            170         --            --/a/      (16.70)/c/ to (14.65)

Fundamental Growth       2002    50          7.32            356         --            --/a/             (27.95)
                         2001    30          10.16           302         --            --/a/       (32.22) to 1.60/c/

AIM V.I. Premier Equity  2002    61          21.43         1,255         --             0.44             (27.89)
                         2001    35          29.72         1,054         --             0.15      (12.59) to 197.20/c/

Fidelity VIP Growth      2002    33          51.31         1,660         --             0.12             (27.80)
                         2001    20          71.07         1,449         --            --/a/      (17.73) to 610.70/c/

Fidelity VIP II
 Contrafund              2002    85          25.59         2,132         --             0.48             (7.68)
                         2001    38          27.72           992         --             0.22        (12.36) to 177.20


                      John Hancock Variable Life Account U

5. Unit Values (continued)


                                                                              For the years and periods ended
                                          At December 31,                               December 31,
                                 ---------------------------------  ----------------------------------------------------
                                               Unit                     Expenses       Investment           Total
                                 Units       Fair Value     Assets       Ratio*          Income           Return***
       Subaccount                (000s)  Lowest to Highest  (000s)  Lowest to Highest   Ratio**       Lowest to Highest
-------------------------        ------  -----------------  ------  -----------------  ----------  ---------------------
Janus Aspen Global
 Technology                2002   168          $2.58        $  421         --%           --/a/%           (39.15)%
                           2001    68          4.24            290         --            1.15       (57.60) to (47.10)/c/

Janus Aspen Worldwide
 Growth                    2002   147          4.90            704         --            0.69              (24.15)
                           2001    74          6.46            477         --            0.40        (35.40) to (22.63)

MFS New Discovery Series   2002    55          11.49           619         --            --/a/             (30.32)
                           2001    28          16.49           456         --            --/a/       (5.01) to 64.90/c/

Templeton International    2002     6          17.48            98         --            1.55              (17.23)
                           2001     4          21.12            90         --            3.71       (15.99) to 111.20/c/

V.A. Relative Value        2002    31          10.51           315         --            0.70              (40.25)
                           2001    14          17.59           245         --            0.21/b/          75.90/c/

V.A. Financial Industries  2002    39           13             497         --            1.57              (16.83)
                           2001    11          15.63           173         --            1.83/b/          56.30/c/

V.A. Strategic Income      2002    19          14.85           277         --            6.62               7.69
                           2001     2          13.79            33         --            4.75/b/          37.90/c/

Health Sciences Fund       2002    96          8.01            754         --            0.39              (18.35)
                           2001    22          9.81            213         --            --/a/            (1.90)/c/

Large Cap Value CORE       2002    53          8.73            453         --            1.30              (15.81)
                           2001    17          10.37           179         --            0.65/b/           3.70/c/

Fundamental Value          2002   587      9.41 to 13.91     7,197      0 to 0.6         1.28        (15.39) to (14.84)
                           2001   486     11.05 to 16.44     7,568         0.6           0.18/b/      10.50/c/ to 64.40

Small Cap Value            2002   196          16.06         3,078         --            0.73              (4.35)
                           2001    74          16.79         1,243         --            1.03/b/          67.90/c/


                      John Hancock Variable Life Account U

5. Unit Values (continued)


                                                                                For the years and periods ended
                                              At December 31,                             December 31,
                                     ---------------------------------  ------------------------------------------------
                                                   Unit                     Expenses       Investment         Total
                                     Units       Fair Value     Assets       Ratio*          Income         Return***
         Subaccount                  (000s)  Lowest to Highest  (000s)  Lowest to Highest   Ratio**     Lowest to Highest
----------------------------         ------  -----------------  ------  -----------------  ----------  -------------------
AIM V.I. Growth
                              2002     12         $ 14.86       $  168          --%           --/a/%        (28.45)%
                              2001      6           20.77          128         --             0.51          107.70/c/

MFS Investors Growth Stock    2002     42            7.45          301         --             --/a/         (25.28)
                              2001      4            9.97           43         --             --/a/          (0.30)/c/

MFS Research Series           2002     13           14.49          178         --             0.23          (22.39)
                              2001      5              10           85         --             --/a/         86.70/c/

AIM V.I. Capital Development  2002      9            7.69           64         --             --/a/         (15.31)/c/

CSI Equity                    2002    193           10.17        1,915         --             --/a/          1.70/c/

Fidelity VIP II Overseas      2002      4           24.22           68         --             --/a/         (18.87)


* These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated, divided by average net assets. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income received by the Subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccounts invest.

*** These amounts represents the total return for the periods indicated, including changes in the value of the underlying Portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account (the date of the first premium transfer into the Subaccount subsequent to the inception of the investment option). The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

a Portfolio distributed no dividends during the period.

                      John Hancock Variable Life Account U

5. Unit Values (continued)

b From commencement of Subaccount operations as follows (Investment Income Ratio is annualized):


Subaccount                                 2002         2001          2000
----------                                 ----         ----          ----
Large Cap Aggressive Growth                                        September 7
Fundamental Growth                                                 September 7
AIM V.I. Premier Equity                                            September 7
Fidelity VIP Growth                                                September 7
Fidelity VIP Contrafund                                            September 7
Janus Aspen Global Technology                                      September 7
Janus Aspen Worldwide Growth                                       September 7
MFS New Discovery Series                                           September 7
Templeton International                                            September 7
V.A Relative Value                                     May 17
V.A. Financial Industries                              June 13
V.A. Strategic Income                                  May 14
Health Sciences Fund                                   June 20
Large Cap Value CORE                                   June 27
Fundamental Value                                      June 13
Small Cap Value                                        May 14
AIM V.I. Growth                                        June 22
MFS Investors Growth Stock                             June 13
MFS Research Series                                    July 23
AIM V.I. Capital Development             June 24
CSI Equity                             September 16
Fidelity VIP II Overseas                  May 28

                      John Hancock Variable Life Account U

5. Unit Values (continued)

c From commencement of product operations as follows (For fiscal years ending before December 31, 2002, total return was calculated using a beginning accumulation unit value of $10. This value represents the accumulation unit value at the inception of the investment option):


Subaccount                                             2002           2001
----------                                             ----           ----
Large Cap Growth                                                    April 23
Active Bond                                                         April 23
International Equity Index                                          April 23
Small Cap Growth                                                    April 23
Global Balanced                                                      May 10
Mid Cap Growth                                                      April 17
Large Cap Value                                                     April 17
Money Market                                                        March 30
Small/Mid Cap Growth                                                 May 7
Real Estate Equity                                                  April 24
Growth & Income                                                     April 23
Managed                                                             April 17
Short-Term Bond                                                      May 23
Small Cap Equity                                                    April 17
International Opportunities                                          June 5
Equity Index                                                        April 23
Global Bond                                                       September 21
Emerging Markets Equity                                              May 23
Bond Index                                                          April 26
Small/Mid Cap Core                                                  June 25
Tuner Core Growth                                                   June 15
Large Cap Aggressive Growth                                          May 18
Fundamental Growth                                                  July 30
Aim V.I. Value                                                      April 23
Fidelity VIP Growth                                                  May 23
Fidelity VIP Contrafund                                             April 23
Janus Aspen Global Technology                                        May 12
MFS New Discovery Series                                            April 26
Templeton International                                             April 26
V. A. Relative Value                                                 May 17
V. A. Financial Industries                                          June 13
V. A. Strategic Income                                               May 14
Health Sciences Fund                                                June 20
International Equity                                                 May 14
Large Cap Value CORE                                                June 27
Fundamental Value                                                   June 27
Small Cap Value                                                      May 14
Aim V. I. Growth                                                    June 22
MFS Investors Growth Stock                                          June 13
MFS Research Series                                                 July 23
AIM V.I. Capital Development                         June 24
CSI Equity                                         September 16

  In addition to this SAI, JHVLICO has filed with the Securities and Exchange Commission (the "SEC") a prospectus which contains vital information about the variable life insurance policy you are considering. The prospectus and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the prospectus and personalized illustrations from your JHVLICO representative. The prospectus may also be obtained by contacting the JHVLICO Servicing Office. You should also contact the JHVLICO Servicing Office to request any other information about your policy or to make any inquiries about its operation.










                            JHVLICO SERVICING OFFICE
                            ------------------------

    EXPRESS DELIVERY            MAIL DELIVERY
    ----------------            -------------
 529 Main Street (X-4)           P.O. Box 111
 Charlestown, MA 02129         Boston, MA 02117

         PHONE:                      FAX:
         ------                      ----
     1-800-732-5543             1-617-886-3048














  Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Account are available on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.